UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3112

Smith Barney Municipal Money Market Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31,

Date of reporting period: December 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNICIPAL MONEY

MARKET FUND, INC.

FORM N-Q

DECEMBER 31, 2006

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited)	December 31, 2006
Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 99.8%
Alabama — 1.0%
$1,920,000	F-1+(a)	Auburn, AL, IDB, Donaldson Co. Project, LOC-Bank of America, 4.000%,
		1/4/07 (b)(c)	$1,920,000
		Birmingham, AL:
20,320,000	A-1+	Airport Authority Revenue, Refunding, Series A, FSA-Insured, SPA-
		Dexia Credit Local, 3.920%, 1/4/07 (c)	20,320,000
10,000,000	VMIG1(d)	Medical Clinic Board, University of Alabama Health Services
		Foundation, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	10,000,000
6,000,000	A-1+	Decatur, AL, IDR, NEO Industries Project, Series 1998, LOC-Harris Bank,
		4.060%, 1/4/07 (b)(c)	6,000,000
3,860,000	A-1	Huntsville-Redstone Village, Special Care, Series D, LOC-LaSalle Bank,
		3.930%, 1/4/07 (c)	3,860,000
28,035,000	A-1+	Jefferson County, AL, Sewer Revenue, Capital Improvement Warrants, Series
		A, FGIC-Insured, SPA-JPMorgan Chase, 3.950%, 1/4/07 (c)	28,035,000
10,000,000	A-1+	Stevenson, AL, IDB, Mead Corp. Project, Series A, LOC-JPMorgan Chase,
		4.000%, 1/3/07 (b)(c)	10,000,000

		Total Alabama	80,135,000

Alaska — 0.1%
4,840,000	A-1+	Alaska State Housing Finance Corp., Certificates, Series 1999-BB, LIQ-Bank
		of America, 4.060%, 1/4/07 (c)	4,840,000

Arizona — 0.9%
1,350,000	A-1+	Arizona Health Facilities Authority, Hospital Systems Revenue, Northern
		Arizona Healthcare, Series B, MBIA-Insured, LIQ-JPMorgan Chase,
		3.910%, 1/4/07 (c)	1,350,000
6,100,000	A-1+	McAllister Academic Village Revenue, Arizona State University Project,
		Series A, AMBAC-Insured, SPA-State Street Bank & Trust, 3.900%,
		1/3/07 (c)	6,100,000
		Phoenix, AZ:
10,000,000	NR	Bank of America-Insured, 3.510% due 1/8/07	10,000,000
		IDA, Revenue:
6,200,000	VMIG1(d)	Desert Botanical Garden Project, LOC-JPMorgan Chase, 3.970%,
		1/3/07 (c)	6,200,000
6,120,000	A-1+	Valley of The Sun YMCA Project, LOC-Bank of America, 4.000%,
		1/2/07 (c)	6,120,000
21,000,000	A-1+	Salt River Pima Maricopa Indian Community, LOC-Bank of America N.A.,
		3.940%, 1/4/07 (c)	21,000,000
20,600,000	F-1+(a)	Tempe, AZ, IDA, Senior Living Revenue, Friendship Village Project, Series
		C, LOC-LaSalle Bank, 3.930%, 1/4/07 (c)	20,600,000

		Total Arizona	71,370,000

California — 0.6%
900,000	A-1+	California State Department of Water Resources Power Supply Revenue,
		Series B-4, LOC-Bayerische Landesbank, 3.750%, 1/2/07 (c)	900,000
3,500,000	A-1+	California State Economic Recovery Bonds, Series C-07, LOC-BNP Paribas,
		3.750%, 1/2/07 (c)	3,500,000
		California State, GO:
2,000,000	A-1+	Series A-1, LOC-Westdeutsche Landesbank, 3.820%, 1/2/07 (c)	2,000,000
40,000,000	NR	TECP, SPA-Bank of Nova Scotia, KBC Bank, Lloyds Bank, National
		Australia Bank, Royal Bank of Scotland, Societe Generale, 3.440%
		due 1/2/07	40,000,000

		Total California	46,400,000

Colorado — 3.1%
8,990,000	A-1	Adams County, CO, School District, GO, MSTC, Series 2002-9050, Class A,
		PART, FSA-Insured, LIQ-Bear Stearns, 3.940%, 1/3/07 (c)(e)	8,990,000
3,635,000	A-1+	Arvada, CO, Water, FSA-Insured, LIQ-Dexia Credit Local, 3.700%, 1/2/07 (c)	3,635,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Colorado — 3.1% (continued)
		Colorado Educational & Cultural Facilities Authority Revenue:
$1,255,000	VMIG1(d)	National Jewish Federal Bond Program, LOC-Bank of America, 4.000%,
		1/2/07 (c)	$1,255,000
		National Jewish Federation Bond Program:
2,350,000	VMIG1(d)	Series A-1, LOC-Bank of America, 4.000%, 1/2/07 (c)	2,350,000
3,000,000	VMIG1(d)	Series A-7, LOC-Bank of America, 4.000%, 1/2/07 (c)	3,000,000
14,550,000	VMIG1(d)	Parker & Denver High School Projects, LOC-Bank of America N.A.,
		4.000%, 1/1/07 (c)	14,550,000
		Colorado Health Facilities Authority Revenue:
9,430,000	A-1	Bethesda Living Center Projects, LOC-LaSalle Bank, 3.910%, 1/4/07 (c)	9,430,000
20,205,000	A-1+	Catholic Health, Series B-1, SPA-Bayerische Landesbank, 3.930%,
		1/3/07 (c)	20,205,000
3,700,000	A-1+	Colorado HFA, MFH, Series B-3, Class 1, SPA-FHLB, 3.980%, 1/3/07 (b)(c)	3,700,000
		Colorado Springs, CO:
3,150,000	A-1+	The Colorado College, 3.900%, 1/4/07 (c)	3,150,000
		Utilities Revenue:
5,625,000	A-1+	Refunding, Subordinated Lien Improvement, Series A, SPA-Dexia
		Credit Local, 3.950%, 1/4/07 (c)	5,625,000
6,240,000	A-1+	Refunding, Subordinated Lien, Series A, SPA-Dexia Credit Local,
		3.950%, 1/4/07 (c)	6,240,000
70,000,000	SP-1+	Colorado State, General Fund Revenue, RAN, 4.500% due 6/27/07	70,242,100
4,275,000	A-1+	E-470 Public Highway Authority, Vehicle Registration Fee, MBIA-Insured,
		LIQ-Dexia Credit Local, 3.900%, 1/3/07 (c)	4,275,000
4,290,000	VMIG1(d)	Erie, CO, COP, LOC-Keybank N.A., 3.960%, 1/3/07 (c)	4,290,000
		Lowry Economic Redevelopment Authority Revenue, CO:
21,395,000	VMIG1(d)	Improvement Series B, LOC-BNP Paribas, 3.900%, 1/3/07 (c)	21,395,000
7,500,000	VMIG1(d)	Refunding, Series A, LOC-BNP Paribas, 3.900%, 1/3/07 (c)	7,500,000
		Regional Transportation District, CO, COP, Series 2001-A, TECP, LOC-
		Westdeutsche Landesbank:
10,200,000	A-1+	3.550% due 2/2/07	10,200,000
20,000,000	NR	3.500% due 2/6/07	20,000,000
24,500,000	A-1+	3.550% due 3/2/07	24,500,000

		Total Colorado	244,532,100

Connecticut — 1.0%
		Connecticut State:
16,750,000	NR	HEFA Revenue, 3.470%, 1/3/07 (c)	16,750,000
		HFA:
7,500,000	A-1+	Housing Mortgage Finance Program, Series D-3, AMBAC-Insured,
		SPA-FHLB, 3.930%, 1/4/07 (b)(c)	7,500,000
8,195,000	A-1+	Housing Mortgage Finance, Subordinated Series D-5, AMBAC-
		Insured, SPA-Depfa Bank PLC, 3.930%, 1/4/07 (c)	8,195,000
15,090,000	A-1+	Special Tax Obligation Revenue , Refunding, Transportation
		Infrastructure-1, AMBAC-Insured, SPA-Westdeutsche Landesbank,
		4.000%, 1/3/07 (c)	15,090,000
25,000,000	NR	Connecticut State Health & Education, 3.650%, 1/3/07 (c)	25,000,000
6,100,000	NR	New Haven, CT, GO, 3.530% due 2/7/07	6,100,000

		Total Connecticut	78,635,000

Delaware — 0.2%
		Delaware State EDA:
5,000,000	A-1+	Hospital Billing Collection, Series A, AMBAC-Insured, SPA-Morgan
		Stanley, 3.930%, 1/3/07 (c)	5,000,000
1,400,000	A-1+	St. Andrews School Project, SPA-Bank of America, 3.900%, 1/4/07 (c)	1,400,000
7,000,000	NR	Sussex County, DE, Perdue Farms Inc. Project, LOC-Rabobank Nederland,
		4.020%, 1/4/07 (b)(c)	7,000,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Delaware — 0.2% (continued)
$4,590,000	A-1+	Wilmington, DE, GO, Series B, FGIC-Insured, SPA-Bank of America,
		3.950%, 1/4/07 (c)	$4,590,000

		Total Delaware	17,990,000

District of Columbia — 1.9%
13,100,000	A-1+	District of Columbia, Multimodal, Refunding, Series D, MBIA-Insured, SPA-
		Bank of America, 4.000%, 1/3/07 (c)	13,100,000
		District of Columbia Revenue:
13,000,000	VMIG1(d)	American College of Cardiology, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	13,000,000
3,900,000	VMIG1(d)	American Geophysical Union, Series 1993, LOC-Bank of America,
		3.900%, 1/4/07 (c)	3,900,000
		GO, Series C, FGIC-Insured:
23,000,000	A-1	3.900%, 1/3/07 (c)	23,000,000
55,000,000	A-1	SPA-Morgan Stanley, 3.900%, 1/3/07 (c)	55,000,000
8,000,000	VMIG1(d)	Hospital for Sick Children, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	8,000,000
13,170,000	VMIG1(d)	National Public Radio Inc., LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	13,170,000
13,100,000	VMIG1(d)	Sidwell Friends School, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	13,100,000
6,470,000	A-1+	Trinity College Issue, LOC-Wachovia Bank, 3.920%, 1/4/07 (c)	6,470,000
5,000,000	A-1+	Metropolitan Washington Airports Authority, Series 2005-A, 3.600% due
		3/6/07	5,000,000

		Total District of Columbia	153,740,000

Florida — 8.4%
		Alachua County, FL:
2,700,000	VMIG1(d)	Health Facilities Authority Revenue, Installment, Shands Teaching
		Hospital, Series A, LOC-SunTrust Bank, 3.990%, 1/2/07 (c)	2,700,000
200,000	VMIG1(d)	HFA, Oak Hammock University Project, Series A, BNP Paribas, 4.000%,
		1/2/07 (c)	200,000
		Broward County, FL:
1,000,000	VMIG1(d)	HFA, MFH, Sawgrass Pines Apartments Project, Series A, LOC-Bank of
		America, 3.970%, 1/4/07 (b)(c)	1,000,000
4,970,000	A-1	School Board COP, MSTC, Series 9033, FSA-Insured, PART, LIQ-Bear
		Stearns, 3.940%, 1/3/07 (c)(e)	4,970,000
4,910,000	A-1+	Collier County, FL, EFA Revenue, International College Project, LOC-Fifth
		Third Bank, 3.960%, 1/5/07 (c)	4,910,000
		Duval County, FL:
4,500,000	A-1+	HFA, MFH Revenue, Glades Apartments, LIQ-FHLMC, 3.910%, 1/4/07 (c)	4,500,000
18,705,000	A-1+	MFH, Lighthouse Bay Apartments, LIQ-FHLMC, 3.910%, 1/4/07 (c)	18,705,000
17,840,000	VMIG1(d)	Florida Housing Finance Corp. Multi-Family Revenue, Northbridge
		Apartments, Series V-1, LOC-Bank of America, 3.940%, 1/3/07 (b)(c)	17,840,000
		Florida State Municipal Power Agency, TECP, LOC-Wachovia Bank:
7,362,000	NR	3.630% due 1/2/07	7,362,000
25,063,000	NR	3.500% due 1/5/07	25,063,000
9,864,000	NR	3.550% due 2/20/07	9,864,000
		Highlands County, FL, Health Facilities Authority Revenue:
		Adventist Health System:
35,500,000	A-1+	Series AR-2, FGIC-Insured, SPA-Bank of Nova Scotia, 3.910%,
		1/4/07 (c)	35,500,000
		Series A:
11,700,000	A-1+	FGIC-Insured, SPA-JPMorgan Chase, 3.910%, 1/4/07 (c)	11,700,000
		LOC-SunTrust Bank:
23,560,000	A-1+	3.910%, 1/4/07 (c)	23,560,000
19,875,000	A-1+	3.950%, 1/4/07 (c)	19,875,000
		Refunding, Hospital Adventist Health:
41,440,000	A-1+	Series A, FSA-Insured, SPA-Dexia Credit Local, 3.910%, 1/4/07 (c)	41,440,000
11,335,000	A-1+	Series B, FGIC-Insured, SPA-Dexia Credit Local, 3.910%, 1/4/07 (c)	11,335,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Florida — 8.4% (continued)
		Hillsborough County, FL:
$2,480,000	A-1+	Petroleum Packers Project, LOC-Bank of America, 3.970%, 1/3/07 (b)(c)	$2,480,000
11,930,000	A-1	School District Sales Tax Revenue, MSTC, Series 9032, AMBAC-
		Insured, PART, LIQ-Bear Stearns, 3.940%, 1/3/07 (c)(e)	11,930,000
		Jacksonville, FL:
9,350,000	VMIG1(d)	Sales Tax Munitop, Series 2003-6, PART, MBIA-Insured, SPA-LaSalle
		Bank, 3.950%, 1/4/07 (c)	9,350,000
17,495,000	A-1+	Series A, FGIC-Insured, TECP, LOC-Landesbank Baden-Wurttemberg,
		3.520% due 3/7/07	17,495,000
40,000,000	NR	Series C, 3.520% due 3/8/07	40,000,000
		Lee County, FL, IDA:
10,000,000	VMIG1(d)	EFA, Canterbury School Inc. Project, LOC-SunTrust Bank, 3.920%,
		1/3/07 (c)	10,000,000
13,365,000	A-1+	Health Care Facilities Revenue, Shell Point Village Project, Series B,
		LOC-Bank of America, 3.910%, 1/3/07 (c)	13,365,000
		Miami Dade, FL:
5,000,000	A-1+	Airis Miami LLC Project, Series A, AMBAC-Insured, LIQ-Bayerische
		Landesbank, 3.930%, 1/4/07 (b)(c)	5,000,000
6,075,000	NR	IDA, HFA, Lawson Industries Inc. Project, Series 1999, LOC-Bank of
		America, 4.000%, 1/4/07 (b)(c)	6,075,000
11,520,000	VMIG1(d)	Miami, FL, Parking System Revenue, AMBAC-Insured, SPA-Depfa Bank
		PLC, 3.890%, 1/4/07 (c)	11,520,000
		Miami-Dade County, FL:
1,180,000	A-1+	EFA Revenue, Florida International University Foundation Project, LOC-
		SunTrust Bank, 3.920%, 1/3/07 (c)	1,180,000
18,100,000	A-1+	Water & Sewer Revenue, Refunding, FSA-Insured, SPA-JPMorgan
		Chase, 3.930%, 1/4/07 (c)	18,100,000
20,000,000	A-1+	New College, FL, Development Corp. COP, LOC-Suntrust Bank, 3.920%,
		1/3/07 (c)	20,000,000
		Orange County, FL:
27,300,000	A-1+	Health Facilities Authority, Adventist Sunbelt Health System, LOC-
		SunTrust Bank, 3.910%, 1/4/07 (c)	27,300,000
2,000,000	A-1+	IDA, Blood and Tissue Services, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	2,000,000
		Orlando & Orange County, FL:
		Expressway Authority Revenue, Subordinated Series C, AMBAC-Insured,
		SPA-Wachovia Bank:
24,020,000	A-1+	3.500%, 1/4/07 (c)	24,020,000
7,000,000	A-1+	3.870%, 1/4/07 (c)	7,000,000
		Expressway Authority, Refunding:
31,700,000	A-1+	Series C-3, FSA-Insured, 3.910%, 1/4/07 (c)	31,700,000
26,700,000	A-1+	Series C-4, FSA-Insured, SPA-Dexia Credit Local, 3.880%, 1/4/07 (c)	26,700,000
46,560,000	A-1	Pasco County, FL, School Board COP, AMBAC-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.910%, 1/4/07 (c)	46,560,000
		Pinellas County, FL, Health Facilities Authority Revenue, Refunding, Health
		Systems Baycare:
29,585,000	VMIG1(d)	Series B-1, FSA-Insured, SPA-Morgan Stanley, 3.910%, 1/4/07 (c)	29,585,000
44,115,000	VMIG1(d)	Series B-2, FSA-Insured, SPA-Morgan Stanley, 3.910%, 1/4/07 (c)	44,115,000
13,000,000	VMIG1(d)	Sarasota County, FL, Continuing Care Retirement Community Revenue,
		Refunding, Glenridge Palmer Project, LOC-Bank of Scotland, 4.000%,
		1/2/07 (c)	13,000,000
3,395,000	Aa2(d)	Tallahassee-Leon County, FL, Tallahassee-Leon Civic Center, Series B, LOC-
		SunTrust Bank, 3.920%, 1/3/07 (c)	3,395,000

		Total Florida	662,394,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Georgia — 8.7%
$13,000,000	VMIG1(d)	Athens-Clarke County, GA, Unified Government Development Authority
		Revenue, Piedmont College Inc. Project, LOC-SunTrust Bank, 3.920%,
		1/3/07 (c)	$13,000,000
		Atlanta, GA:
		Airport Authority:
8,000,000	VMIG1(d)	MERLOT, Series CCC, PART, FGIC Insured, LIQ-Wachovia Bank,
		4.000%, 1/3/07 (b)(c)	8,000,000
9,995,000	A-1	MSTC, Series 2001-137, PART, FGIC-Insured, LIQ-Bear Stearns,
		3.970%, 1/3/07 (b)(c)(e)	9,995,000
		Airport Revenue, Refunding:
1,740,000	A-1+	General Series, MBIA-Insured, SPA-Landesbank Baden-
		Wurttemberg, 3.890%, 1/4/07 (c)	1,740,000
11,985,000	A-1+	Series B-2, MBIA-Insured, SPA-JPMorgan Chase, 3.890%, 1/4/07 (c)	11,985,000
17,200,000	A-1+	Series C-1, MBIA-Insured, SPA-Landesbank Hessen-Thuringen,
		3.960%, 1/4/07 (c)	17,200,000
35,310,000	A-1+	Series C-3, MBIA-Insured, SPA-Westdeutsche Landesbank3.910%,
		1/4/07 (c)	35,310,000
3,600,000	A-1+	Water & Wastewater Revenue, Series B, FSA-Insured, SPA-Dexia Credit
		Local, 3.930%, 1/4/07 (c)	3,600,000
7,600,000	Aa2(d)	Bibb County, GA, Baptist Village Project, LOC-SunTrust Bank, 3.920%,
		1/3/07 (c)	7,600,000
		Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.:
42,850,000	A-1+	Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.950%, 1/3/07 (c)	42,850,000
		Series B, TECP, AMBAC-Insured, LIQ-Rabobank Nederland:
5,000,000	NR	3.580% due 1/8/07	5,000,000
15,925,000	NR	3.580% due 1/19/07	15,925,000
19,000,000	NR	3.580% due 1/24/07	19,000,000
2,900,000	Aa2(d)	Carrollton, GA, IDR, Holox Limited Project, LOC-Wachovia Bank, 4.020%,
		1/4/07 (b)(c)	2,900,000
26,660,000	A-1+	City of Atlanta, GA, Apartment Revenue, Refunding, Series RF C-2, MBIA-
		Insured, SPA-Wachovia Bank, 3.910%, 1/4/07 (c)	26,660,000
11,395,000	Aa1(d)	Clayton County, GA, Hospital Authority Revenue, Southern Regional
		Medical Center Project, Series B, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	11,395,000
		Cobb County, GA:
7,000,000	VMIG1(d)	Boy Scouts of America Atlanta Project, LOC-SunTrust Bank, 3.920%,
		1/3/07 (c)	7,000,000
500,000	Aa2(d)	IDR, RLR Industries Inc. Project, LOC-Wachovia Bank, 4.020%, 1/4/07 (b)(c)	500,000
		De Kalb County, GA:
9,000,000	VMIG1(d)	Development Authority Revenue, Oglethorpe University Project, LOC-
		SunTrust Bank, 3.920%, 1/3/07 (c)	9,000,000
13,550,000	VMIG1(d)	HFA, Dekalb Medical Center Inc. Project, LOC-SunTrust Bank, 3.920%,
		1/3/07 (c)	13,550,000
7,600,000	VMIG1(d)	Floyd County, GA, Development Authority Revenue, Berry College Project,
		LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	7,600,000
14,160,000	VMIG1(d)	Forsythe County, GA, Development Authority Revenue, Atlanta YMCA
		Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	14,160,000
		Fulton County, GA, Development Authority Revenue:
6,710,000	VMIG1(d)	Atlanta YMCA Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	6,710,000
1,200,000	VMIG1(d)	DFA, Spellman College Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	1,200,000
3,000,000	VMIG1(d)	Doris & Weber School Project, LOC-Branch Banking & Trust, 3.950%,
		1/4/07 (c)	3,000,000
3,680,000	Aa2(d)	Holy Innocents School Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	3,680,000
3,300,000	Aa2(d)	Lovett School Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	3,300,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Georgia — 8.7% (continued)
		Robert W. Woodruff Arts Center Project:
$5,015,000	VMIG1(d)	Series A, LIQ-Wachovia Bank, 3.920%, 1/3/07 (c)	$5,015,000
33,800,000	VMIG1(d)	Series B, LIQ-SunTrust Bank, 3.920%, 1/3/07 (c)	33,800,000
900,000	A-1+	Sheltering Arms Project, LOC-Bank of America, 3.900%, 1/4/07 (c)	900,000
12,000,000	VMIG1(d)	Shepherd Center Inc. Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	12,000,000
5,700,000	VMIG1(d)	Spellman College Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	5,700,000
4,600,000	VMIG1(d)	Trinity School Inc. Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	4,600,000
7,400,000	Aa2(d)	Woodward Academy Inc. Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	7,400,000
4,045,000	A-1+	Georgia Municipal Gas Authority Agency Project,, Series C, LOC-Bank of
		America, Bayerische Landesbank, JPMorgan Chase, Landesbank Hessen-
		Thuringen, & Wachovia Bank, 3.950%, 1/3/07 (c)	4,045,000
		Georgia State Ports Authority Revenue:
1,800,000	NR	Colonels Island Terminal Project, LOC-Wachovia Bank, 4.020%, 1/4/07 (b)(c)	1,800,000
10,000,000	A-1+	Garden City Terminal Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	10,000,000
19,300,000	A-1+	Georgia State, Finance & Investment Commission, GO, Series H-1, SPA-
		Dexia Credit Local, 3.880%, 1/4/07 (c)	19,300,000
7,725,000	F-1+(a)	Georgia, Medical Center Hospital Authority, Revenue Spring Harbor at Green
		Island, LOC-Bank of Scotland, 3.910%, 1/4/07 (c)	7,725,000
		Gwinnett County, GA:
		Development Authority:
5,500,000	VMIG1(d)	Greater Atlanta Christian School, LOC-SunTrust Bank, 3.920%,
		1/3/07 (c)	5,500,000
14,500,000	VMIG1(d)	Wesleyan School Inc. Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	14,500,000
		Hospital Authority Revenue, Gwinnett Hospital System Inc. Project:
1,000,000	A-1+	FNMA, 3.950%, 1/3/07 (c)	1,000,000
14,150,000	A-1+	LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	14,150,000
1,400,000	Aa2(d)	Jackson County, GA, IDA, Snider Tire Inc. Project, LOC-Wachovia Bank,
		4.020%, 1/4/07 (b)(c)	1,400,000
		Macon-Bibb County, GA, Hospital Authority:
		Medical Center Central Georgia:
25,000,000	VMIG1(d)	AMBAC-Insured, SPA-SunTrust Bank, 3.910%, 1/3/07 (c)	25,000,000
290,000	VMIG1(d)	LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	290,000
15,050,000	VMIG1(d)	RAN, Medical Center of Central Georgia, LOC-SunTrust Bank, 3.920%,
		1/3/07 (c)	15,050,000
		Metropolitan Atlanta Rapid Transit Authority:
		GA, Sales Tax Revenue:
24,890,000	A-1+	Series A, LOC-Bayerische Landesbank, LOC-Westdeutsche
		Landesbank, 3.960%, 1/3/07 (c)	24,890,000
11,830,000	A-1+	Series B, LOC-Bayerische Landesbank & Westdeutsche
		Landesbank, 3.920%, 1/3/07 (c)	11,830,000
10,000,000	A-1+	TECP, LOC-Dexia Credit Local, 3.520% due 2/6/07	10,000,000
		Municipal Electric Authority of Georgia:
4,715,000	A-1+	MSTC, Series SGA-1, PART, MBIA-Insured, LIQ-Societe Generale,
		3.940%, 1/3/07 (c)	4,715,000
		Project One:
5,600,000	A-1+	Subordinated Series D, FSA-Insured, SPA-Dexia Credit Local,
		3.930%, 1/3/07 (c)	5,600,000
21,820,000	A-1	Subordinated Series E, FSA-Insured, 3.920%, 1/3/07 (c)	21,820,000
		Private Colleges & Universities Authority, GA, Revenue, Emory University:
26,100,000	A-1+	Series B, 3.880%, 1/3/07 (c)	26,100,000
30,435,000	A-1+	Series SG-146 PART, LIQ-Societe Generale, 3.940%, 1/4/07 (c)	30,435,000
14,500,000	VMIG1(d)	Rabun County, GA, Development Authority Revenue, Nocoochee School
		Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	14,500,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face
Amount	Rating‡	Security	Value

Georgia — 8.7% (continued)
$21,400,000	VMIG1(d)	Richmond County Hospital Authority, University Health Services Inc.
		Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	$21,400,000
5,200,000	A-1+	Richmond County, GA, DFA Educational Facilities, St. Mary on the Hill
		Project, LOC-Wachovia Bank, 3.920%, 1/4/07 (c)	5,200,000
14,200,000	A-1+	Roswell, GA, Housing Authority, MFH Revenue, Post Canyon Project,
		FNMA-Collateralized, 3.910%, 1/3/07 (c)	14,200,000
4,480,000	Aa3(d)	Screven County, GA, IDA, IDR, Sylvania Yarn Systems Inc., LOC-Wachovia
		Bank, 3.970%, 1/3/07 (b)(c)	4,480,000
5,500,000	Aa2(d)	Smyrna, GA, Housing Authority, MFH, Walnut Grove Project, LOC-
		Wachovia Bank, 3.950%, 1/4/07 (b)(c)	5,500,000

		Total Georgia	691,705,000

Hawaii — 0.3%
		Hawaii State Airport System, PART:
10,845,000	A-1	GO, MSTC, Series 2001-119, Series A, FSA-Insured, LIQ-Bear Stearns,
		3.940%, 1/3/07 (c)(e)	10,845,000
10,225,000	A-1	MSTC, Series 2001-146, Series A, FGIC-Insured, LIQ-Bear Stearns,
		3.970%, 1/3/07 (b)(c)(e)	10,225,000

		Total Hawaii	21,070,000

Idaho — 0.1%
4,720,000	VMIG1(d)	Idaho Housing & Finance Assistance Housing Revenue, Balmoral
		Apartments II Development, LOC-U.S. Bank, 4.100%, 1/2/07 (b)(c)	4,720,000

Illinois — 8.0%
		Chicago, IL:
8,140,000	AAA	Board of Education, GO, MSTC, PART, Series 1999-71, Class A, FGIC-
		Insured, LIQ-Bear Stearns, 3.940%, 1/3/07 (c)(e)	8,140,000
		GO:
5,090,000	A-1	MSTC, PART, Series 9012, FGIC-Insured, LIQ-Bear Stearns,
		3.940%, 1/3/07 (c)(e)	5,090,000
11,055,000	A-1+	Neighborhoods Alive Project, Series 21-B, MBIA-Insured, SPA-
		Lloyds Bank PLC, 3.950%, 1/4/07 (c)	11,055,000
11,500,000	VMIG1(d)	Metropolitan Water Reclamation District, Capital Improvement, Series E,
		SPA-Landesbank Hessen-Thuringen, 3.930%, 1/3/07 (c)	11,500,000
3,305,000	NR	MFH, Hyde Park Redevelopment Ltd. Project, LOC-Harris Bank,
		4.020%, 1/4/07 (b)(c)	3,305,000
		O’Hare International Airport:
9,760,000	A-1	MSTC, Series 2001-158, Class A, PART, AMBAC-Insured, LIQ-
		Bear Stearns, 3.970%, 1/3/07 (b)(c)(e)	9,760,000
1,500,000	A-1	Revenue, MSTC, Series 2000-93, Class A, PART, AMBAC-Insured,
		LIQ-Bear Stearns, 3.950%, 1/2/07 (b)(c)	1,500,000
1,845,000	A-1+	Series 1994-C, LOC-Societe Generale, 3.900%, 1/3/07 (c)	1,845,000
35,300,000	A-1+	Tax Increment Allocation Bonds, Near North Redevelopment Project,
		Senior Lien Allocation, Series A, LOC-Bank of New York, 3.900%,
		1/3/07 (c)	35,300,000
10,000,000	A-1+	Wastewater Transmission Revenue, Second Lien, Series A, MBIA-
		Insured, SPA-Bank One N.A., 4.000%, 1/4/07 (c)	10,000,000
76,565,000	A-1+	Waterworks Revenue, Refunding, Second Lien, MBIA-Insured, SPA-
		Dexia Credit Local, 3.910%, 1/4/07 (c)	76,565,000
		Cook County, IL:
3,500,500	VMIG1(d)	GO, Series 458, FGIC-Insured PART, LIQ-Morgan Stanley, 3.950%,
		1/4/07 (c)	3,500,500
		IDR:
1,750,000	A-1	Kenneth Properties Project, LOC-LaSalle Bank, 3.990%, 1/4/07 (b)(c)	1,750,000
2,085,000	A-1	Little Lady Foods Inc. Project, LOC-LaSalle Bank, 3.990%, 1/4/07 (b)(c)	2,085,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face
Amount	Rating‡	Security	Value

Illinois — 8.0% (continued)
$7,185,000	A-1+	Crestwood, IL, Tax Increment Revenue, Cicero Redevelopment Project,
		LOC-Fifth Third Bank, 3.960%, 1/4/07 (c)	$7,185,000
		Dupage County, IL, Transportation Revenue, MSTC, PART:
9,995,000	A-1	Series 2001-139, Class A, FSA-Insured, LIQ-Bear Stearns, 3.940%,
		1/3/07 (c)(e)	9,995,000
710,000	A-1	Series 2001-140, Class A, FSA-Insured, LIQ-Bear Stearns, 3.940%,
		1/3/07 (c)(e)	710,000
7,715,000	A-1+	Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-
		Fifth Third Bank, 3.910%, 1/4/07 (c)	7,715,000
		Illinois DFA:
3,870,000	A-1+	Affordable Housing Revenue, Cinnamon Lake Towers, LOC-JPMorgan
		Chase, 4.020%, 1/3/07 (b)(c)	3,870,000
2,000,000	VMIG1(d)	Carmel High School Project, LOC-LaSalle Bank, 3.940%, 1/3/07 (c)	2,000,000
4,600,000	VMIG1(d)	Chicago Educational Television Association, Series A, LOC-LaSalle
		Bank, 3.930%, 1/3/07 (c)	4,600,000
19,735,000	A-1+	Evanston-Northwestern Health Care Corp., Series C, SPA-JPMorgan
		Chase, 3.950%, 1/4/07 (c)	19,735,000
		IDR:
3,000,000	A-1+	Delta-Unibus Corp. Project, LOC-Bank of America, 4.000%, 1/4/07 (b)(c)	3,000,000
5,000,000	A-1	Prairie Packaging Inc. Project, LOC-LaSalle Bank, 3.990%, 1/4/07 (b)(c)	5,000,000
2,440,000	A-1	Profile Packaging Inc. Project, LOC-LaSalle Bank, 3.990%, 1/4/07 (b)(c)	2,440,000
3,250,000	A-1	Six West Hubbard Street, LOC-LaSalle Bank, 3.650%, 1/2/07 (b)(c)	3,250,000
2,400,000	A-1	Universal Press Inc. Project, Series A, LOC-LaSalle Bank, 3.990%,
		1/4/07 (b)(c)	2,400,000
4,780,000	VMIG1(d)	Jewish Federation of Metropolitan Chicago Projects, AMBAC-Insured,
		SPA-JPMorgan Chase, 4.000%, 1/2/07 (c)	4,780,000
4,500,000	A-1	Oak Park Residence Corp. Project, LOC-LaSalle Bank, 3.940%, 1/4/07 (c)	4,500,000
4,200,000	A-1	Xavier University Project, Series A, LOC-LaSalle Bank, 3.940%, 1/4/07 (c)	4,200,000
		Illinois Finance Authority Revenue:
7,300,000	A-1+	Cristo Rey Jesuit High School Project, LOC-JPMorgan Chase, 3.940%,
		1/4/07 (c)	7,300,000
12,650,000	F-1+(a)	Friendship Village Schaumburg, Series C, LOC-LaSalle Bank, 3.910%,
		1/4/07 (c)	12,650,000
5,000,000	A-1+	Illinois College, LOC-U.S. Bank, 3.930%, 1/4/07 (c)	5,000,000
4,000,000	VMIG1(d)	Lake Forest Country Day School, LOC-Northern Trust Company,
		3.940%, 1/3/07 (c)	4,000,000
44,600,000	F-1+(a)	Landing At Plymouth Place, Series C, LOC-LaSalle Bank,
		3.910%, 1/4/07 (c)	44,600,000
7,000,000	VMIG1(d)	Latin School Project, Series B, LOC-JPMorgan Chase, 3.950%, 1/4/07 (c)	7,000,000
10,000,000	VMIG1(d)	Loyola University Health, Series C, LOC-Charter One Bank FSB,
		3.930%, 1/3/07 (c)	10,000,000
4,100,000	A-1+	Refunding, Northwestern Memorial, Subordinated Series B1, SPA-Bank
		of Nova Scotia, 4.000%, 1/2/07 (c)	4,100,000
20,000,000	A-1+	Refunding, Rush University Medical Center, Series A-2, MBIA-Insured,
		SPA-JPMorgan Chase Bank, 3.900%, 1/3/07 (c)	20,000,000
68,950,000	F-1+(a)	The Clare At Water Project, Series D, LOC-LaSalle Bank, 3.920%,
		1/4/07 (c)	68,950,000
6,000,000	VMIG1(d)	Uhlich Childrens Advantage, LOC-JPMorgan Chase, 3.960%, 1/4/07 (c)	6,000,000
		YMCA Metropolitan Chicago Project:
8,300,000	A-1+	LOC-Harris Bank, 3.950%, 1/3/07 (c)	8,300,000
7,500,000	VMIG1(d)	LOC-Harris Trust & Savings Bank, 3.950%, 1/3/07 (c)	7,500,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face
Amount	Rating‡	Security	Value

Illinois — 8.0% (continued)
$2,410,000	A-1	Illinois HDA, Community Howard Theater, LOC-LaSalle Bank, 3.990%,
		1/4/07 (b)(c)	$2,410,000
15,210,000	A-1	Illinois Health Facilities Authority Revenue, Franciscan Eldercare Service
		Project, LOC-LaSalle Bank, 3.910%, 1/4/07 (c)	15,210,000
		Illinois Health Facilities Authority:
11,685,000	VMIG1(d)	Pekin Memorial Hospital, Series B, LOC-Fifth Third Bank, 3.970%,
		1/4/07 (c)	11,685,000
17,320,000	A-1+	Rosalind Franklin University of Medicine and Sciences, LOC-Bank One,
		3.900%, 1/3/07 (c)	17,320,000
10,500,000	A-1+	Illinois Housing Development Authority, Multifamily Revenue, Lakeshore
		Plaza, Series A, MBIA-Insured, SPA-Bank One N.A., 3.900%, 1/3/07 (c)	10,500,000
1,250,000	A-1+	Illinois State, Refunding, Series B, SPA-Depfa Bank PLC, 4.000%, 1/3/07 (c)	1,250,000
		Illinois State Toll Highway Authority:
19,300,000	A-1	MSTC, Series 98-67, Class A, PART, FSA-Insured, LIQ-Bear Stearns,
		3.940%, 1/3/07 (c)(e)	19,300,000
4,800,000	VMIG1(d)	Series B, FSA-Insured, SPA-Landesbank Hessen-Thuringen, 3.930%,
		1/4/07 (c)	4,800,000
19,800,000	VMIG1(d)	Toll Highway Revenue, Series B, FSA-Insured, SPA-Landesbank
		Hessen-Thuringen, 3.930%, 1/4/07 (c)	19,800,000
500,000	VMIG1(d)	Illinois Student Assistance Commission Student Loan Revenue, Series A,
		MBIA-Insured, SPA-Bank of America, 3.950%, 1/3/07 (b)(c)	500,000
		Lisle, IL:
5,000,000	A-1+	Housing Four Lakes Phase V, FNMA-Insured, 3.930%, 1/3/07 (c)	5,000,000
5,300,000	A-1+	MFH, Ashley of Lisle Project, FHLMC-Collateralized, 3.910%, 1/3/07 (c)	5,300,000
3,300,000	A-1+	Lockport, IL, IDR, Panduit Corp. Project, LOC-Fifth Third Bank, 4.030%,
		1/3/07 (b)(c)	3,300,000
10,000,000	VMIG1(d)	Oak Forest Illinios Revenue, Weekly Mode-Homewood Pool, LOC- Fifth
		Third Bank, 3.960%, 1/5/07 (c)	10,000,000
1,300,000	A-1	Oak Lawn, IL, IDR, Lavergne Partners Project, LOC-LaSalle Bank, 3.990%,
		1/4/07 (b)(c)	1,300,000
5,250,000	Aa2(d)	Pekin, IL, IDR, BOC Group Inc. Project, LOC-Wachovia Bank, 3.920%,
		1/4/07 (c)	5,250,000
4,725,000	A-1	Plainfield, IL, IDR, Plainfield Molding Project, LOC-LaSalle Bank, 3.990%,
		1/4/07 (b)(c)	4,725,000
4,830,000	VMIG1(d)	Regional Transportation Authority of Illinois, MERLOT, Series A-73, PART,
		MBIA-Insured, LIQ-Wachovia Bank, 3.950%, 1/3/07 (c)	4,830,000
		University of Illinois:
6,000,000	A-1	COP, MSTC, Series 9031, AMBAC-Insured, PART, LIQ-Bear Stearns,
		3.940%, 1/3/07 (c)(e)	6,000,000
12,500,000	A-1+	Revenue Health Services Facilities Systems, Series B, LOC-Landesbank
		Hessen-Thuringen, 3.900%, 1/3/07 (c)	12,500,000

		Total Illinois	633,155,500

Indiana — 2.4%
885,000	Aa2(d)	Bluffton, IN, IDR, Snider Tire Inc. Project, LOC-Wachovia Bank, 4.020%,
		1/4/07 (b)(c)	885,000
3,850,000	VMIG1(d)	Columbus, IN, EDR, Waters Edge Apartments, LOC-FHLB, 3.970%, 1/4/07 (c)	3,850,000
5,000,000	A-1+	Dearborn County, IN, EDR, Dearborn County Hospital Project, LOC-
		JPMorgan Chase Bank, 3.960%, 1/5/07 (c)	5,000,000
		Fort Wayne, IN:
4,100,000	P-1(d)	EDR, Technology Project, LOC-JPMorgan Chase, 4.020%, 1/3/07 (b)(c)	4,100,000
13,645,000	A-1	Parkview Memorial Hospital, Series 1997-19, Class A, MBIA-Insured,
		LIQ-Bear Stearns, 3.920%, 1/3/07 (c)(e)(f)	13,645,000
2,572,000	VMIG1(d)	Franklin, IN, EDR, Pedcor Investments, LOC-FHLB, 4.010%, 1/4/07 (b)(c)	2,572,000
		Indiana Health and Educational Facilities Financing Authority Revenue:
19,315,000	VMIG1(d)	Porter Project, Series A, LOC-Fifth Third Bank, 3.960%, 1/5/07 (c)	19,315,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Indiana — 2.4% (continued)
$7,175,000	F-1+(a)	Refunding, Community Village Hartsfield, Series A, LOC-Harris N.A.,
		3.910%, 1/4/07 (c)	$7,175,000
10,000,000	A-1+	Union Hospital Inc., Series A, LOC-Fifth Third Bank, 3.960%, 1/5/07 (c)	10,000,000
		Indiana Health Facilities Financing Authority Revenue:
10,000,000	A-1+	Ascension Health, Series A-2, 3.620% due 6/1/07 (g)	10,000,000
8,800,000	A-1+	Community Health Network Project, Series C, LOC-Fifth Third Bank,
		3.910%, 1/4/07 (c)	8,800,000
15,000,000	A-1+	Community Hospital Project, Series B, LOC-JPMorgan Chase, 3.980%,
		1/4/07 (c)	15,000,000
8,800,000	A-1	Franciscan Eldercare Project, Series B, LOC-LaSalle Bank, 3.910%,
		1/4/07 (c)	8,800,000
4,360,000	A-1+	Indiana Hospital Equipment Financing Authority Revenue, Series A, MBIA-
		Insured, LIQ-JPMorgan Chase, 3.920%, 1/3/07 (c)	4,360,000
		Indiana State EFA:
300,000	VMIG1(d)	Franklin College Project, LOC-JPMorgan Chase, 4.050%, 1/2/07 (c)	300,000
2,265,000	VMIG1(d)	Marian College Project, LOC-JPMorgan Chase, 3.980%, 1/4/07 (c)	2,265,000
1,800,000	VMIG1(d)	Wabash College Project, LOC-JPMorgan Chase, 3.950%, 1/4/07 (c)	1,800,000
5,000,000	VMIG1(d)	Indiana State Housing & Community Development Authority, Single Family
		Mortgage Revenue, Mortgage, Series B-3, LOC-Depfa Bank PLC,
		4.000%, 1/4/07 (c)	5,000,000
4,300,000	A-1+	Indiana State Office Building Commission Facilities Pendleton, Juvenile
		Facility, Series A, 3.900%, 1/3/07 (c)	4,300,000
2,795,000	VMIG1(d)	Indiana TFA, Series 853, FSA-Insured, LIQ-Morgan Stanley, 3.950%, 1/4/07 (c)	2,795,000
		Indianapolis, IN:
7,290,000	NR	EDA, Pedcor Waterfront Investments, Series 1999-A, LOC-FHLB,
		3.980%, 1/4/07 (b)(c)	7,290,000
		Refunding:
28,685,000	A-1+	Local Public Improvement Bond Bank, Series F-1, MBIA-Insured,
		SPA-JPMorgan Chase, 3.900%, 1/3/07 (c)	28,685,000
10,145,000	A-1+	Waterworks Project, Series G-2, MBIA-Insured, SPA-Depfa Bank
		PLC, 3.890%, 1/4/07 (c)	10,145,000
9,820,000	A-1	Warren Township, IN, School Building Corp., MERLOT, Series A52, PART,
		FGIC-Insured, LIQ-Bank of New York, 3.950%, 1/3/07 (c)	9,820,000

		Total Indiana	185,902,000

Iowa — 0.8%
1,065,000	A-1+	Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank,
		4.050%, 1/2/07 (c)	1,065,000
		Iowa Finance Authority:
2,610,000	NR	Economic Development Monarch Manufacturing Co., LOC-LaSalle
		Bank, 4.030%, 1/2/07 (b)(c)	2,610,000
		Health Care Facilities Revenue, Refunding, Iowa Health Systems:
13,445,000	VMIG1(d)	Series B-2, AMBAC-Insured, SPA- Mogan Stanley, 3.880%, 1/3/07 (c)	13,445,000
10,000,000	VMIG1(d)	Series B-3, AMBAC-Insured, SPA-Mogan Stanley, 3.880%, 1/3/07 (c)	10,000,000
7,000,000	A-1+	Hospital Facilities Revenue, Iowa Health Systems, Series B, AMBAC-
		Insured, SPA-Wachovia Bank, 3.880%, 1/3/07 (c)	7,000,000
6,000,000	A-1+	Small Business Development Revenue, Corp. Center Association L.P.
		Project, LOC-Bank of America, 3.920%, 1/4/07 (c)	6,000,000
6,000,000	A-1+	Wesley Retirement Services Inc. Project, Series B, LOC-Wells Fargo
		Bank, 3.910%, 1/4/07 (c)	6,000,000
13,495,000	A-1	Iowa State Vision Special Fund MSTC, Series 2001-173, PART, MBIA-
		Insured, LIQ-Bear Stearns, 3.940%, 1/3/07 (c)(e)	13,495,000

		Total Iowa	59,615,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Kansas — 1.2%
		Kansas State Department of Transportation Highway Revenue:
$1,400,000	A-1+	Series C-2, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		3.880%, 1/4/07 (c)	$1,400,000
17,500,000	A-1+	Series C-3, SPA-Dexia Credit Local & Westdeutsche Landesbank,
		3.880%, 1/4/07 (c)	17,500,000
1,225,000	Aa2(d)	Lawrence, KS, IDR, Ram Co. Project, Series A, LOC-Wachovia Bank,
		4.020%, 1/4/07 (b)(c)	1,225,000
		Wichita, KS:
		Airport Authority Flight Safety International:
21,000,000	VMIG1(d)	3.970%, 1/4/07 (b)(c)	21,000,000
2,860,000	VMIG1(d)	Series A, 3.970%, 1/4/07 (b)(c)	2,860,000
39,455,000	SP-1+	GO, Renewal & Improvement Temporary Notes, Series 216, 4.250% due
		2/8/07	39,476,774
10,935,000	MIG1(d)	Wyandotte County-Kansas City, KS, Unified Government, Temporary Notes,
		Series V, 3.600% due 11/1/07	10,935,000

		Total Kansas	94,396,774

Kentucky — 1.1%
11,000,000	A-1+	Campbell and Kenton Counties, KY, Sanitation District Series, SGA-130,
		PART, FSA-Insured, LIQ-Societe Generale, 3.940%, 1/3/07 (c)	11,000,000
17,000,000	VMIG1(d)	County of Allen, KY, Revenue, Camp Courageous Project, LOC-SunTrust
		Bank, 3.920%, 1/3/07 (c)	17,000,000
		Daviess County, KY:
3,000,000	A-1+	Exempt Facilities, Kimberly-Clark Corp. Project, 4.000%, 1/3/07 (b)(c)	3,000,000
		Solid Waste Disposal Facilities, Scott Paper Co. Project:
1,850,000	A-1+	Series A, 4.000%, 1/3/07 (b)(c)	1,850,000
4,800,000	A-1+	Series B, 4.000%, 1/3/07 (b)(c)	4,800,000
9,950,000	VMIG1(d)	Georgetown, KY Industrial Building Revenue, Refunding, Georgetown
		College Project, LOC-Fifth Third Bank, 3.960%, 1/5/07 (c)	9,950,000
12,000,000	A-1+	Kentucky Economic, DFA, Hospital Facilities Revenue, Baptist Healthcare,
		Series B, MBIA-Insured, SPA-Bank One N.A., 3.930%, 1/3/07 (c)	12,000,000
2,990,000	A-1	Kentucky State Property & Building Commission, MSTC, Series 9027,
		PART, FSA-Insured, LIQ-Bear Stearns, 3.940%, 1/3/07 (c)(e)	2,990,000
11,000,000	A-1+	Lexington, KY, Center Corp. Mortgage Revenue, Series A, AMBAC-Insured,
		LIQ-JPMorgan Chase, 3.950%, 1/4/07 (c)	11,000,000
10,435,000	A-1+	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer &
		Drain Systems, Series SG-132, PART, FGIC-Insured, SPA-Societe
		Generale, 3.940%, 1/4/07 (c)	10,435,000

		Total Kentucky	84,025,000

Louisiana — 0.5%
		Louisiana Local Government Environmental Facilities, Development Authority,
		BASF Corp. Project:
18,000,000	A-1+	4.000%, 1/3/07 (b)(c)	18,000,000
6,000,000	A-1+	Series A, 4.000%, 1/3/07 (b)(c)	6,000,000
5,000,000	A-1+	Series B, 3.900%, 1/3/07 (c)	5,000,000
11,500,000	A-1+	Louisiana State, Offshore Terminal Authority, Deepwater Port Revenue,
		Refunding, Series B, LOC-Bank One N.A., 3.930%, 1/3/07 (c)	11,500,000

		Total Louisiana	40,500,000

Maine — 0.2%
3,330,000	A-1+	Auburn, ME, Revenue Obligation Morse Brothers Inc. Project, LOC-Bank of
		America, 3.970%, 1/3/07 (b)(c)	3,330,000
1,515,000	A-1+	Gorham, ME, Revenue Obligation Montalvo Properties LLC Project, Series
		A, LOC-Bank of America, 3.970%, 1/3/07 (b)(c)	1,515,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Maine — 0.2% (continued)

$7,500,000	A-1+	Maine State Housing Authority, Series D-3, SPA-State Street Bank Trust &
		Co., 3.950%, 1/4/07 (b)(c)	$7,500,000

		Total Maine	12,345,000

Maryland — 4.8%
		Anne Arundel County, MD, BAN, GO, TECP, Series A, SPA-Westdeutsche
		Landesbank:
19,000,000	NR	3.550% due 2/1/07	19,000,000
11,500,000	NR	3.570% due 2/1/07	11,500,000
		Baltimore County, MD, Public Improvement BAN, Series 95, TECP, LIQ-
		Westdeutsche Landesbank Girozentrale:
20,000,000	NR	3.520% due 2/2/07	20,000,000
12,500,000	NR	3.520% due 2/6/07	12,500,000
16,600,000	NR	3.530% due 3/1/07	16,600,000
9,400,000	A-1+	Baltimore, MD, IDA, Baltimore Capital Acquisition, LOC-Bayerische
		Landesbank, 3.900%, 1/3/07 (c)	9,400,000
		Howard County, MD:
5,900,000	NR	3.580% due 2/1/07	5,900,000
1,845,000	A-1+	IDR, Preston County Ltd. Partnership, LOC-SunTrust Bank, 3.750%,
		1/1/07 (b)(c)	1,845,000
8,200,000	VMIG1(d)	Multi-Family Revenue, Sherwood Crossing Apartments, LIQ-FNMA,
		3.910%, 1/4/07 (c)	8,200,000
8,475,000	A-1	Vantage House Facilities, Series B, LOC-LaSalle Bank, 3.910%, 1/4/07 (c)	8,475,000
6,650,000	VMIG1(d)	Maryland CDA, Department of Housing and Community, Series F, SPA-
		Lloyds Bank PLC, 3.970%, 1/4/07 (b)(c)	6,650,000
11,516,000	NR	Maryland Health & Higher Education Facility Authority, TECP, Johns
		Hopkins Hospital Pooled Loan Programs, Series C, 3.520% due 1/8/07	11,516,000
		Maryland State:
26,395,000	A-1+	Health & HEFA Revenue, University Maryland Medical System, Series
		F, FGIC-Insured, SPA-Dexia Credit Local, 3.900%, 1/4/07 (c)	26,395,000
1,530,000	VMIG1(d)	IDR, Calvert School Inc., LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	1,530,000
14,000,000	A-1+	Maryland State Economic Development Corp. Revenue, Refunding,
		Constellation Energy Inc., Series B, LOC-Wachovia Bank, 3.890%,
		1/4/07 (c)	14,000,000
		Maryland State Health and Higher Educational Facilities Authority Revenue:
28,300,000	VMIG1(d)	Adventist Healthcare, Series A, LOC-LaSalle Bank, 3.910%, 1/4/07 (c)	28,300,000
17,500,000	F-1+(a)	Charlestown Community, Series A, LOC-Bank of America, 3.910%,
		1/3/07 (c)	17,500,000
20,250,000	VMIG1(d)	Holton-Arms School, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	20,250,000
9,440,000	VMIG1(d)	Stone Ridge School of the Sacred Heart, Series A, LOC-SunTrust Bank,
		3.920%, 1/3/07 (c)	9,440,000
24,080,000	A-1+	University of Maryland Medical System, Series A, AMBAC-Insured,
		SPA-JPMorgan Chase, 3.910%, 1/4/07 (c)	24,080,000
71,545,000	A-1+	Maryland State Stadium Authority Sports Facilities Lease, LIQ-Bank of
		America, 3.950%, 1/3/07 (b)(c)	71,545,000
		Montgomery County, MD:
		EDA Bonds, Howard Hughes Medical Institute Facilities:
8,500,000	A-1+	Series A, 3.930%, 1/3/07 (c)	8,500,000
19,400,000	A-1+	Series C, 3.930%, 1/3/07 (c)	19,400,000
3,700,000	A-1+	GO, BAN, Public Improvement, Series B, SPA-Dexia Credit Local,
		3.950%, 1/2/07 (c)	3,700,000

		Total Maryland	376,226,000

Massachusetts — 3.4%
35,000,000	NR	Commonwealth of Massachusetts, TECP, LIQ-Bayerische Landesbank,
		3.490% due 1/10/07	35,000,000
12,000,000	MIG1(d)	Everett, MA, GO, BAN, 4.250% due 2/9/07	12,008,332

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Massachusetts — 3.4% (continued)
$12,500,000	A-1+	Massachusetts Port Authority, TECP, 3.510% due 1/2/07	$12,500,000
4,700,000	NR	Massachusetts State, 3.500% due 2/1/07	4,700,000
		Massachusetts State DFA Revenue:
18,900,000	A-1	Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.900%, 1/4/07 (c)	18,900,000
9,110,000	A-1+	Carleton-Willard Village, LOC-Bank of America, 3.900%, 1/4/07 (c)	9,110,000
1,115,000	A-1+	Clark University, Series A, AMBAC-Insured, SPA-Bank of America,
		3.880%, 1/3/07 (c)	1,115,000
4,745,000	VMIG1(d)	Floater Series 563, MBIA-Insured, LIQ-Morgan Stanley, 3.940%, 1/4/07 (c)	4,745,000
14,000,000	VMIG1(d)	Multifamily Housing-Avalon Acton Apartments, FNMA-Insured,
		3.930%, 1/4/07 (c)	14,000,000
34,910,000	A-1+	Phillips Academy, SPA-Bank of New York, 3.910%, 1/4/07 (c)	34,910,000
1,000,000	A-1+	Smith College Project, 3.850%, 1/4/07 (c)	1,000,000
3,850,000	VMIG1(d)	St. Mark’s School, LOC-Bank of America, 3.910%, 1/4/07 (c)	3,850,000
2,390,000	VMIG1(d)	Wentworth Institute, AMBAC-Insured, SPA-State Street Bank & Trust
		Co., 3.940%, 1/4/07 (c)	2,390,000
300,000	VMIG1(d)	Massachusetts State DFA, Revenue, Marine Biological Laboratory, LOC-
		JPMorgan Chase, 3.940%, 1/4/07 (c)	300,000
		Massachusetts State GO:
1,320,000	A-1+	Central Artery, Series B, SPA-State Street Bank & Trust Co., 3.950%,
		1/2/07 (c)	1,320,000
1,500,000	A-1+	Series B, SPA-Landesbank Hessen-Thuringen, 3.900%, 1/4/07 (c)	1,500,000
		Massachusetts State HEFA:
3,450,000	A-1+	Bentley College, Series K, LOC-Bank of America, 3.960%, 1/3/07 (c)	3,450,000
1,605,000	A-1	Berklee College of Music, Series 385, PART, MBIA-Insured, LIQ-
		Morgan Stanley, 3.940%, 1/4/07 (c)	1,605,000
2,650,000	A-1+	Childrens Hospital, Series L-1, AMBAC-Insured, 3.900%, 1/4/07 (c)	2,650,000
10,625,000	A-1+	Partners Healthcare Systems, Series F4, SPA-Bank of America, 3.920%,
		1/4/07 (c)	10,625,000
		Revenue:
2,000,000	A-1+	Capital Asset Program, Series M-2, LOC-Bank of America, 3.840%,
		1/4/07 (c)	2,000,000
900,000	VMIG1(d)	Simmons College, MERLOT, PART, Series T, AMBAC-Insured,
		SPA-Wachovia Bank, 3.940%, 1/3/07 (c)	900,000
		TECP, Harvard University, Series EE:
15,000,000	NR	3.550% due 2/15/07	15,000,000
16,900,000	NR	3.560% due 3/1/07	16,900,000
		Williams College:
3,500,000	A-1+	Series E, 3.890%, 1/3/07 (c)	3,500,000
6,550,000	A-1+	Series J, 3.850%, 1/4/07 (c)	6,550,000
17,695,000	A-1+	Massachusetts State HFA, Housing Revenue, Series G, SPA-HSBC Holdings
		PLC, 3.880%, 1/3/07 (c)	17,695,000
1,000,000	VMIG1(d)	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research,
		SPA-Bank of America, 3.860%, 1/3/07 (c)	1,000,000
		Massachusetts State Water Resources Authority:
7,250,000	A-1+	Multi-Modal, General Subordinated, Series C, FGIC-Insured, LIQ-
		Bayerische Landesbank, 3.880%, 1/3/07 (c)	7,250,000
		TECP, Series 94, LOC-Bayerische Landesbank:
8,500,000	NR	3.550% due 3/6/07	8,500,000
11,000,000	NR	3.520% due 3/8/07	11,000,000

		Total Massachusetts	265,973,332

Michigan — 3.4%
		Detroit, MI:
7,000,000	VMIG1(d)	School Building Munitops, GO, Series 2002-29, PART, FGIC-Insured,
		SPA-ABN AMRO, 3.930%, 1/4/07 (c)	7,000,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Michigan — 3.4% (continued)
		Sewer Disposal:
$5,000,000	VMIG1(d)	MERLOT, Series I, PART, FGIC-Insured, SPA-Wachovia Bank,
		3.950%, 1/3/07 (c)	$5,000,000
		Revenue:
17,050,000	A-1+	Refunding, Series C-1, FSA-Insured, LIQ-Dexia Credit Local,
		3.930%, 1/4/07 (c)	17,050,000
11,500,000	A-1+	Systems Second Lien, Series A, FGIC-Insured, SPA-Depfa
		Bank PLC, 3.910%, 1/4/07 (c)	11,500,000
24,500,000	A-1+	Series C-2, FGIC-Insured, SPA-FGIC-SPI, 3.910%, 1/4/07 (c)	24,500,000
5,000,000	A-1+	Kent Hospital Finance Authority, MI, Michigan Limited Obligation Revenue,
		Pine Rest Christian Health, LOC-Fifth Third Bank, 3.960%, 1/5/07 (c)	5,000,000
16,000,000	SP-1+	Michigan Municipal Bond Authority Revenue, Notes, Series B-2, LOC-Bank
		of Nova Scotia, 4.500% due 8/20/07	16,079,370
		Michigan State Building Authority:
995,000	A-1+	Multi-Modal Facilities Program, Series IIA, LOC-Depfa Bank PLC,
		3.950%, 1/4/07 (c)	995,000
4,995,000	VMIG1(d)	PART, Series 516, LIQ-Morgan Stanley, 3.950%, 1/4/07 (c)	4,995,000
		Michigan State Hospital Finance:
2,755,000	A-1+	Trinity Health Credit, Series E, SPA-Bank of Nova Scotia, 3.950%,
		1/2/07 (c)	2,755,000
35,630,000	A-1+	Trinity Health Systems, Series E, AMBAC-Insured, SPA-JPMorgan
		Chase, 3.940%, 1/4/07 (c)	35,630,000
14,600,000	A-1+	Michigan State Housing Development Authority Housing Revenue, Series A,
		MBIA-Insured, LIQ-Landesbank Hessen-Thuringen, 3.950%, 1/4/07 (b)(c)	14,600,000
10,800,000	A-1+	Michigan State Strategic Fund, Grand Rapid Christian School, LOC-Fifth
		Third Bank, 3.960%, 1/5/07 (c)	10,800,000
38,400,000	A-1+	Michigan State University Revenue, SPA-Landesbank Hessen-Thuringen,
		3.900%, 1/3/07 (c)	38,400,000
55,000,000	SP-1+	Michigan State, GO, Notes, Series A, LOC-Depfa Bank PLC, 4.250% due
		9/28/07	55,294,290
4,000,000	VMIG1(d)	Northern Michigan University, MI, Revenue, General, AMBAC-Insured,
		SPA-Depfa Bank PLC, 4.000%, 1/2/07 (c)	4,000,000
4,550,000	A-1+	Saline, MI, EDA, Evangelical Homes Project, LOC-JPMorgan Chase,
		3.970%, 1/3/07 (c)	4,550,000
5,700,000	A-1+	Southfield, MI, Economic Development, Lawrence Tech University Project,
		LOC-JPMorgan Chase, 3.970%, 1/3/07 (c)	5,700,000
3,390,000	A-1+	University of Michigan, Hospital, Series B, 3.910%, 1/4/07 (c)	3,390,000
2,940,000	A-1+	University of Michigan Revenue, Hospital, Series A, 3.900%, 1/3/07 (c)	2,940,000

		Total Michigan	270,178,660

Minnesota — 0.7%
5,090,000	A-1+	Bloomington, MN, MFH, Norlan Partners LP, Series A-1, LIQ-FNMA,
		4.020%, 1/4/07 (b)(c)	5,090,000
2,910,000	VMIG1(d)	Crystal, MN, MFH, FHLMC-Insured, LIQ-FHLMC, 4.020%, 1/4/07 (c)	2,910,000
1,000,000	A-1+	Mankato, MN, MFH, Highland Hills Apartments, LOC-LaSalle Bank,
		4.050%, 1/2/07 (c)	1,000,000
9,000,000	A-1+	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, MSTC,
		Series SGA-127, PART, FGIC-Insured, LIQ-Societe Generale, 3.940%,
		1/3/07 (c)	9,000,000
27,085,000	A-1+	Minneapolis City, MN, Health Care System Revenue, Fairview Health
		Services, Series B, AMBAC-Insured, SPA-Royal Bank of Canada,
		3.900%, 1/3/07 (c)	27,085,000
10,000,000	VMIG1(d)	St. Paul, MN, Housing & Redevelopment Authority, MFH Revenue,
		Highland Ridge Project, FHLMC-Insured, LIQ-FHLMC, 3.920%, 1/4/07 (c)	10,000,000
4,110,000	A-1+	University of Minnesota, TECP, 3.480% due 1/2/07	4,110,000

		Total Minnesota	59,195,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Missouri — 1.5%
$40,000,000	SP-1+	Curators of the University of Missouri, Capital Projects Notes, Series FY,
		4.500% due 6/29/07	$40,149,837
6,200,000	A-1	Kansas City, MO, IDA, MFH, Crooked Creek Apartments Project, Series A,
		LOC-LaSalle Bank, 3.980%, 1/4/07 (b)(c)	6,200,000
405,000	VMIG1(d)	Kirkwood, MO, Tax Increment Revenue, Kirkwood Commons Project, LOC-
		U.S. Bank, 4.050%, 1/2/07 (c)	405,000
2,000,000	A-1+	Missouri Development Finance Board, Cultural Facilities Revenue, Nelson
		Gallery Foundation, Series B, MBIA-Insured, SPA-JPMorgan Chase,
		3.980%, 1/2/07 (c)	2,000,000
		Missouri State HEFA, Revenue:
1,015,000	VMIG1(d)	Assemblies of God College, LOC-Bank of America, 3.900%, 1/4/07 (c)	1,015,000
2,773,000	A-1+	Barnes Hospital Project, LOC-JPMorgan Chase, 3.950%, 1/3/07 (c)	2,773,000
3,000,000	VMIG1(d)	Dialysis Clinic Inc. Project, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	3,000,000
		Washington University:
2,445,000	A-1+	Series A, SPA-Dexia Credit Local, 4.000%, 1/2/07 (c)	2,445,000
2,500,000	A-1+	Series B, SPA-JPMorgan Chase, 4.000%, 1/2/07 (c)	2,500,000
18,000,000	A-1+	Palmyra, MO, IDA, Solid Waste Disposal, BASF Corp. Project, 4.000%,
		1/3/07 (b)(c)	18,000,000
600,000	A-1+	St. Charles County, MO, IDA, IDR, Casalon Apartments Project, FNMA-
		Collateralized, 3.930%, 1/4/07 (c)	600,000
		St. Louis County, MO, IDA:
5,615,000	A-1	Friendship Village South County, Series B, LOC-LaSalle Bank, 3.910%,
		1/3/07 (c)	5,615,000
9,500,000	NR	Parque Carondelet Apartment Project, LIQ-FHLMC, 4.070%, 1/4/07 (b)(c)	9,500,000
18,000,000	VMIG1(d)	Pelican Cove Project, LIQ-FNMA, 3.920%, 1/4/07 (c)	18,000,000
10,000,000	A-1+	Refunding, Merchandise Mart, Series A, LIQ-FHLMC, 4.000%, 1/4/07 (c)	10,000,000

		Total Missouri	122,202,837

Montana — 0.0%
2,400,000	A-1+	Montana State HFA Revenue, Health Care Pooled Loan Program, Series A,
		FGIC-Insured, SPA-Wells Fargo Bank, 3.920%, 1/4/07 (c)	2,400,000

National — 0.0%
2,225,088	VMIG1(d)	Clipper Tax Exempt Trust Certificates PART, Series 1999-2, SPA-State
		Street Bank Trust & Co., 4.060%, 1/4/07 (b)(c)	2,225,088

Nebraska — 0.8%
5,400,000	A-1+	NebHelp Inc., Nebraska Revenue, Student Loan Program, Series B, MBIA-
		Insured, SPA-Lloyds Bank PLC, 3.950%, 1/3/07 (b)(c)(e)	5,400,000
		Nebraska IFA:
6,000,000	A-1	MFH Riverbend Apartments Project, LOC-LaSalle Bank, 3.990%, 1/4/07 (b)(c)	6,000,000
8,215,000	A-1	SFH MERLOT, Series A, PART, FHLMC/FNMA/GNMA-
		Collateralized, LIQ-Wachovia Bank, 4.000%, 1/4/07 (b)(c)	8,215,000
26,305,000	A-1+	Nebraska Student Loan, NebHelp Inc. Revenue, Series B, MBIA-Insured,
		SPA-Lloyds Bank PLC, 4.000%, 1/3/07 (c)	26,305,000
14,000,000	NR	Omaha Public Power District, 3.520% due 2/8/07	14,000,000

		Total Nebraska	59,920,000

Nevada — 1.6%
		Carson City, NV, Hospital Revenue:
9,300,000	A-1+	Carson Tahoe Regional Medical Center, LOC-U.S. Bank, 3.910%, 1/4/07 (c)	9,300,000
30,500,000	A-1+	Tahoe Hospital Project, Series B, LOC-U.S. Bank, 3.910%, 1/4/07 (c)	30,500,000
21,720,000	VMIG1(d)	Clark County, NV, ISD, GO, Munitops, Series 33, PART, FSA-Insured, SPA-
		LaSalle Bank, 3.940%, 1/4/07 (c)	21,720,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face
Amount	Rating‡	Security	Value

Nevada — 1.6% (continued)
		Las Vegas Valley Water District:
$5,000,000	NR	3.530% due 1/10/07	$5,000,000
		TECP, Series 2004B, SPA-BNP Paribas & Lloyds Bank:
15,000,000	NR	3.500% due 1/2/07	15,000,000
15,000,000	NR	3.500% due 3/6/07	15,000,000
1,000,000	VMIG1(d)	Water Improvement, Series B, SPA-Dexia Credit Local, 4.000%, 1/1/07 (c)	1,000,000
16,350,000	A-1	Nevada State, MSTC, Series SG 114, LIQ-Societe Generale, 3.940%, 1/4/07 (c)	16,350,000
13,000,000	NR	Truckee Meadows Water Authority, 3.500% due 3/7/07	13,000,000

		Total Nevada	126,870,000

New Hampshire — 0.5%
		New Hampshire HEFA Revenue:
4,440,000	VMIG1(d)	Healthcare Inc., Exeter Hospital Group, LOC-Bank of America, 3.920%,
		1/4/07 (c)	4,440,000
1,060,000	A-1+	Mary Hitchcock 85, Series D, FGIC-Insured, SPA-JPMorgan Chase,
		3.900%, 1/3/07 (c)	1,060,000
19,000,000	A-1+	Phillips Exeter Academy, SPA-Northern Trust Company, 3.910%, 1/4/07 (c)	19,000,000
		New Hampshire State Business Finance Authority:
14,000,000	A-1+	Lonza Biologics Inc., LOC-Deutsche Bank, 4.000%, 1/4/07 (b)(c)	14,000,000
1,800,000	A-1+	Luminescent Systems Inc., LOC-HSBC Holding PLC, 4.100%, 1/3/07 (b)(c)	1,800,000

		Total New Hampshire	40,300,000

New Jersey — 0.0%
200,000	A-1+	New Jersey State Turnpike Authority Revenue, Refunding C-1, FSA-Insured,
		SPA-Westdeutsche Landesbank, 3.880%, 1/3/07 (c)	200,000

New Mexico — 0.4%
		New Mexico State, TRAN:
25,000,000	SP-1+	4.500% due 6/29/07	25,086,399
10,000,000	SP-1+	4.750% due 6/29/07	10,046,277

		Total New Mexico	35,132,676

New York — 1.4%
		Metropolitan Transportation Authority of New York Revenue, TECP, LOC-
		ABN AMRO:
15,000,000	A-1+	3.550% due 1/22/07	15,000,000
13,000,000	A-1+	3.520% due 1/23/07	13,000,000
		New York City, NY:
		Municipal Water Finance Authority, Water & Sewer System Revenue:
1,200,000	A-1+	Fiscal 2003, Subordinated Series C-1, SPA-Depfa Bank PLC,
		3.960%, 1/2/07 (c)	1,200,000
5,675,000	A-1+	Series F-2, SPA-JPMorgan Chase, 3.930%, 1/3/07 (c)	5,675,000
300,000	A-1+	TFA, New York City Recovery Project Revenue, Series 3, Subordinated
		Series 3-F, SPA-Royal Bank of Canada, 3.980%, 1/2/07 (c)	300,000
10,000,000	NR	New York State Enviromental Facilities Corp., TECP, Series 98A, LOC-
		Bayerische Landesbank, JPMorgan Chase & Landesbank Hessen-
		Thuringen, 3.450% due 2/1/07	10,000,000
		New York State Power Authority, TECP:
10,000,000	NR	Series 1, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische
		Landesbank, JP Morgan Chase, Landesbank Hessen-Thuringen, State
		Street Bank & Trust Co. & Wachovia Bank, 3.450% due 1/3/07	10,000,000
		Series 2, LIQ-Bank of New York, Bank of Nova Scotia, Bayerische
		Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank-Baden-
		Wurttemberg, State Street Bank & Trust Co. & Wachovia Bank:
5,000,000	NR	3.480% due 1/2/07	5,000,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face
Amount	Rating‡	Security	Value

New York — 1.4% (continued)
$6,000,000	A-1+	3.440% due 1/3/07	$6,000,000
18,870,000	A-1+	3.470% due 1/3/07	18,870,000
5,975,000	NR	3.500% due 2/7/07	5,975,000
		New York, NY, GO:
10,000,000	A-1+	Series I, Subordinated Series I-4, LOC- Bank of New York, 3.930%,
		1/3/07 (c)	10,000,000
9,725,000	A-1+	Subordinated Series A-5, LOC-Bank of Nova Scotia, 3.900%, 1/3/07 (c)	9,725,000

		Total New York	110,745,000

North Carolina — 2.0%
16,450,000	A-1+	Buncombe County, NC, GO, Series B, SPA-Wachovia Bank, 3.920%, 1/4/07 (c)	16,450,000
20,455,000	A-1+	Charlotte, NC, Water & Sewer System Revenue, Series B, SPA-Wachovia
		Bank, 3.900%, 1/4/07 (c)	20,455,000
41,385,000	A-1+	Guilford County, NC, GO, Series B, SPA-Wachovia Bank, 3.900%, 1/4/07 (c)	41,385,000
4,500,000	Aa2(d)	Iredell County, NC, PCR, Valspar Corp. Project, LOC-Wachovia Bank,
		4.070%, 1/4/07 (b)(c)	4,500,000
		Mecklenburg County, NC, COP:
5,495,000	A-1+	SPA-Depfa Bank PLC, 3.890%, 1/4/07 (c)	5,495,000
2,485,000	A-1+	SPA-Landesbank Hessen-Thuringen, 3.900%, 1/4/07 (c)	2,485,000
1,700,000	Aa2(d)	North Carolina Agricultural Financial Authority, Agricultural Development
		Revenue, Coastal Carolina GIN Project, LOC-Wachovia Bank, 3.970%,
		1/4/07 (b)(c)	1,700,000
		North Carolina Capital Facilities Finance Agency Revenue:
3,720,000	A-1+	Educational Facilities, LOC-Wachovia Bank, 3.920%, 1/4/07 (c)	3,720,000
18,000,000	VMIG1(d)	St Marys School, LOC-Wachovia Bank, 3.900%, 1/4/07 (c)	18,000,000
15,000,000	VMIG1(d)	YMCA of the Triangle Area, LOC-Wachovia Bank N.A., 3.900%, 1/4/07 (c)	15,000,000
3,815,000	A-1+	North Carolina EFA, Educational, Charlotte Latin, LOC-Wachovia Bank,
		3.920%, 1/4/07 (c)	3,815,000
		North Carolina HFA, Home Ownership:
11,200,000	A-1+	1998 TR-19C, LIQ-Bank of America, 3.980%, 1/3/07 (b)(c)	11,200,000
5,310,000	A-1+	Series 15-C, FSA-Insured, SPA-Bank of America, 3.980%, 1/3/07 (b)(c)	5,310,000
2,020,000	F-1+(a)	North Carolina Medical Care Commission, Lutheran Retirement Project,
		LOC-Bank of America, 3.900%, 1/4/07 (c)	2,020,000
990,000	A-1+	Rowan County, NC, IDR, PCR, Double 3 LLC Project, LOC-Bank of
		America, 3.970%, 1/3/07 (b)(c)	990,000
8,000,000	A-1+	Winston-Salem, NC, COP, SPA-Dexia Credit Local, 3.890%, 1/4/07 (c)	8,000,000

		Total North Carolina	160,525,000

Ohio — 4.1%
2,750,000	VMIG1(d)	American Municipal Power-Ohio Inc., Combustion Turbine Project, LOC-
		Keybank N.A., 3.940%, 1/4/07 (c)	2,750,000
4,100,000	A-1+	Cleveland, OH, Waterworks Revenue, Series M, FSA-Insured, SPA-Dexia
		Credit Local, 3.880%, 1/4/07 (c)	4,100,000
		Cleveland-Cuyahoga County, OH:
5,000,000	A-1+	Cleveland Museum of Art Project, Series B, SPA-JPMorgan Chase,
		3.910%, 1/4/07 (c)	5,000,000
1,970,000	A-1+	Port Authority Revenue, 96th Research Building Project, LOC-Fifth
		Third Bank, 3.950%, 1/3/07 (c)	1,970,000
9,700,000	F-1+(a)	Franklin County, OH, Healthcare Facilities Revenue, Friendship Village of
		Dublin, Series A, LOC-ABN AMRO, 3.910%, 1/4/07 (c)	9,700,000
1,885,000	VMIG1(d)	Lakewood, OH, Educational Facilities Revenue, St. Edward High School
		Project, LOC-Fifth Third Bank, 3.970%, 1/4/07 (c)	1,885,000
30,000,000	A-1+	Montgomery County, OH, Revenue, Catholic Health, Series B-2, 3.930%,
		1/3/07 (c)	30,000,000
		Ohio State Air Quality Development Authority, PCR:
4,500,000	A-1+	Ohio Edison, Series C, LOC- Wachovia Bank N.A., 3.950%, 1/2/07 (c)	4,500,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face
Amount	Rating‡	Security	Value

Ohio — 4.1% (continued)
		Refunding:
$96,300,000	A-1+	FirstEnergy, Series A, LOC- Barclays Bank PLC, 3.950%, 1/3/07 (c)	$96,300,000
7,850,000	A-1+	LOC-KeyBank, 3.910%, 1/3/07 (c)	7,850,000
18,650,000	A-1	Ohio State Building Authority, MSTC, Series 2001-133, Class A, PART,
		FSA-Insured, LIQ-Bear Stearns, 3.920%, 1/3/07 (c)(e)	18,650,000
		Ohio State Higher Educational Facilities:
7,780,000	VMIG1(d)	Marietta College Project, LOC-JPMorgan Chase, 3.930%, 1/4/07 (c)	7,780,000
4,000,000	NR	Ohio State University, 2005 Series F, TECP, 3.530% due 2/20/07	4,000,000
		Pooled Financing Program:
7,225,000	VMIG1(d)	Series A, LOC-Fifth Third Bank, 3.930%, 1/4/07 (c)	7,225,000
4,585,000	VMIG1(d)	Series B, LOC-Fifth Third Bank, 3.930%, 1/4/07 (c)	4,585,000
10,000,000	VMIG1(d)	Ohio State Higher Educational Facility Commission Revenue, Higher
		Educational Facillity-Pooled Program, Series A, LOC-Fifth Third Bank,
		3.930%, 1/4/07 (c)	10,000,000
		Ohio State, GO:
19,100,000	A-1+	Common Schools, Series A, 3.880%, 1/3/07 (c)	19,100,000
47,800,000	A-1+	Common Schools, Series B, 3.900%, 1/3/07 (c)	47,800,000
6,505,000	A-1+	Refunding, Infrastructure Imporovement, Series A, 3.900%, 1/3/07 (c)	6,505,000
25,000,000	VMIG1(d)	University of Akron, Ohio, General Receipts, FGIC-Insured, SPA-Dexia
		Credit Local, 3.910%, 1/4/07 (c)	25,000,000
7,425,000	A-1+	University Toledo OH General Receipts Bonds, FGIC-Insured, 4.000%,
		1/2/07 (c)	7,425,000

		Total Ohio	322,125,000

Oklahoma — 0.5%
9,000,000	NR	Oklahoma City Water Utilities, 3.650% due 1/9/07	9,000,000
		Oklahoma State Student Loan Authority:
18,500,000	A-1+	Series A-1, MBIA Insured, LIQ-JPMorgan Chase, 3.950%, 1/3/07 (b)(c)	18,500,000
6,455,000	A-1	Series A-2, MBIA-Insured, SPA-JPMorgan Chase, 3.950%, 1/3/07 (b)(c)	6,455,000
3,000,000	Aa2(d)	Optima, OK, Municipal Authority Industrial Revenue, Seaboard Project,
		LOC-SunTrust Bank, 3.970%, 1/3/07 (b)(c)	3,000,000

		Total Oklahoma	36,955,000

Oregon — 0.7%
3,000,000	VMIG1(d)	Medford, OR, Hospital Facilities Authority Revenue, Cascade Manor Project,
		LOC-KBC Bank, 4.000%, 1/2/07 (c)	3,000,000
7,000,000	A-1+	Multnomah County, OR, Hospital Facilities Authority Revenue, Terwilliger
		Plaza Project, Series C, LOC-Bank of America N.A., 3.920%, 1/4/07 (c)	7,000,000
		Oregon State:
15,500,000	A-1+	GO, Refunding, Veterans Welfare, Series 84, SPA-Dexia Credit Local,
		3.880%, 1/3/07 (c)	15,500,000
10,500,000	VMIG1(d)	Housing and Community Services, Single-Family Mortgage, Series PG-
		C, SPA-State Street Bank Trust & Co., 3.920%, 1/3/07 (b)(c)	10,500,000
135,000	A-1+	Oregon State Department of Transportation Highway User Tax Revenue,
		Subordinated Lien, Series B-1, LOC-Dexia Credit Local, 3.880%, 1/4/07 (c)	135,000
2,000,000	VMIG1(d)	Oregon State Facilities Authority Revenue, Episcopal School Projects, Series
		A, LOC-U.S. Bank, 3.960%, 1/4/07 (c)	2,000,000
		Oregon State Housing & Community Services, Revenue:
10,900,000	VMIG1(d)	Redwood Park Apartments, Series F, FNMA-Collateralized, LIQ-FNMA,
		3.970%, 1/4/07 (c)	10,900,000
5,000,000	VMIG1(d)	Series C, SPA-State Street Bank & Trust Co., 3.920%, 1/4/07 (c)	5,000,000
5,000,000	VMIG1(d)	Single-Family Housing, SPA-State Street Bank Trust & Co., 3.920%,
		1/3/07 (b)(c)	5,000,000

		Total Oregon	59,035,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Pennsylvania — 5.2%
$20,000,000	A-1+	Allegheny County, PA, Series C-58A, LOC-JPMorgan Chase, 3.950%, 1/4/07 (c)	$20,000,000
6,400,000	A-1+	Bucks County, PA, St. Mary Hospital Authority, Catholic Health, Series B,
		SPA-Landesbank Hessen-Thurigen, 3.910%, 1/3/07 (c)	6,400,000
41,550,000	A-1+	Emmaus, PA, General Authority Revenue, Series A, FSA-Insured, SPA-
		Wachovia Bank, 3.940%, 1/4/07 (c)	41,550,000
7,000,000	A-1+	Franklin County, PA, IDA, Menno Haven Inc. Project, LOC-Wachovia Bank,
		3.940%, 1/4/07 (c)	7,000,000
200,000	A-1+	Geisinger Authority, PA, Health Systems Revenue, Geisinger Health
		Systems, Series B, SPA-Wachovia Bank, 3.980%, 1/2/07 (c)	200,000
		Lancaster County Hospital Authority Revenue:
12,070,000	A-1	AMBAC-Insured, LIQ-PNC Bank, 3.920%, 1/3/07 (c)	12,070,000
13,165,000	A-1+	Health Center, Masonic Homes, AMBAC-Insured, LIQ-Wachovia Bank
		N.A., 3.920%, 1/3/07 (c)	13,165,000
40,000,000	A-1+	Luzerne County, PA, GO, Notes, Series A, FSA-Insured, SPA-JPMorgan
		Chase, 3.950%, 1/4/07 (c)	40,000,000
25,000,000	VMIG1(d)	Manheim, PA, CDS, GO, Series 2004, FSA-Insured, SPA-Dexia Credit Local,
		3.920%, 1/4/07 (c)	25,000,000
27,330,000	A-1+	New Garden, PA, General Authority Revenue, Pooled Financing Program,
		Series I, AMBAC-Insured, SPA-Bank of Nova Scotia & Dexia Credit
		Local, 3.880%, 1/4/07 (c)	27,330,000
8,660,000	A-1+	North Lebanon, PA, Municipal Sewer Revenue, FSA-Insured, SPA-Dexia
		Credit Local, 3.940%, 1/4/07 (c)	8,660,000
12,325,000	VMIG1(d)	North Pennsylvania Water Authority, FGIC-Insured, SPA-Depfa Bank PLC,
		3.930%, 1/4/07 (c)	12,325,000
		Northampton County, PA:
2,700,000	A-1+	General Purpose Authority Revenue, Lehigh University, SPA-JPMorgan
		Chase, 3.880%, 1/4/07 (c)	2,700,000
6,230,000	NR	Pennsylvania EDA, Wengers Feed Mill ProjectSeries B-1, LOC-
		Wachovia Bank, 4.020%, 1/4/07 (b)(c)	6,230,000
3,500,000	A-1+	Pennsylvania HFA, Single Family Mortgage, Series-87C, LOC-Depfa
		Bank PLC, 3.950%, 1/3/07 (b)(c)	3,500,000
19,945,000	A-1+	Pennsylvania Intergovernmental COOP Authority, Special Tax Revenue,
		Philadelphia Funding, AMBAC-Insured, SPA-JPMorgan Chase, 3.930%,
		1/4/07 (c)	19,945,000
		Pennsylvania State Turnpike Commission:
20,000,000	A-1+	Registration Fee Revenue, Refunding Series D, FSA-Insured, SPA-
		JPMorgan Chase, 3.910%, 1/4/07 (c)	20,000,000
		Revenue:
1,785,000	A-1+	Series A-3, SPA-Bayerische Landesbank, 3.950%, 1/3/07 (c)	1,785,000
20,000,000	A-1+	Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.920%, 1/4/07 (c)	20,000,000
10,965,000	A-1+	Series C, AMBAC-Insured, SPA-JPMorgan Chase, 3.910%, 1/4/07 (c)	10,965,000
15,000,000	A-1+	Series C, FSA-Insured, SPA-JPMorgan Chase, 3.920%, 1/4/07 (c)	15,000,000
		Philadelphia, PA:
13,000,000	SP-1+	GO, TRAN, 4.500% due 6/29/07	13,044,415
		Hospitals and Higher EFA:
2,000,000	A-1+	Childrens Hospital Project, Series C, JPMorgan Chase Bank Bond
		Purchase Agreement, MBIA-Insured, 3.990%, 1/2/07 (c)	2,000,000
8,000,000	A-1+	Temple University Health, Series A, LOC-Wachovia Bank, 3.960%,
		1/4/07 (c)	8,000,000

2,750,000	A-1	Temple University, Series A, LOC-PNC Bank, 3.960%, 1/4/07 (c)	2,750,000
50,000,000	SP-1+	School District, GO, TRAN, Series A, LOC-Bank of America, 4.750%
		due 6/29/07	50,168,100
22,000,000	A-1+	Saint Mary Hospital Authority Bucks County, Catholic Health, Series C,
		3.930%, 1/3/07 (c)	22,000,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Pennsylvania — 5.2% (continued)
$1,620,000	A-1+	West Cornwall Township Municipal Authority, PA, General Government
		Loan Program, FSA-Insured, SPA-Dexia Credit Local, 3.940%, 1/4/07 (c)	$1,620,000

		Total Pennsylvania	413,407,515

Rhode Island — 0.1%
9,300,000	A-1+	Narragansett, RI, Bay Commission, Wastewater System Revenue, Series A,
		MBIA-Insured, SPA-Dexia Credit Local, 3.930%, 1/3/07 (c)	9,300,000
1,065,000	A-1+	Rhode Island State IFC, Mathews Realty LLC, LOC-State Street Bank Trust
		& Co., 3.970%, 1/3/07 (c)	1,065,000

		Total Rhode Island	10,365,000

South Carolina — 2.1%
44,500,000	A-1+	Charleston, SC, Waterworks & Sewer Revenue, Capital Improvement, Series
		B, SPA-Wachovia Bank, 3.900%, 1/4/07 (c)	44,500,000
45,400,000	MIG1(d)	Charleston County, SC, School District Development Corp., GO, TAN,
		4.250% due 4/13/07	45,469,545
4,000,000	A-1	Darlington County, SC, IDR, Nucor Corp. Project, Series A, 4.000%, 1/3/07 (b)(c)	4,000,000
13,500,000	A-1+	Oconee County, SC, PCR, Refunding-Facilities Duke, Remarketed 11/03/03,
		LOC-SunTrust Bank, 3.920%, 1/4/07 (c)	13,500,000
11,750,000	A-1+	Piedmont Municipal Power Agency, SC, Electric Revenue, Series C, MBIA-
		Insured, LIQ-Credit Suisse First Boston, 3.880%, 1/3/07 (c)	11,750,000
10,000,000	VMIG1(d)	South Carolina Educational Facilities, Authority for Private Nonprofit
		Institutions, Presbyterian College Project, LOC-Wachovia Bank, 3.920%,
		1/4/07 (c)	10,000,000
		South Carolina Jobs EDA:
5,500,000	VMIG1(d)	Christ Church Episcopal, LOC-Wachovia Bank, 3.920%, 1/4/07 (c)	5,500,000
6,935,000	Aa2(d)	Greenville Baptist Project, LOC-Wachovia Bank, 3.920%, 1/4/07 (c)	6,935,000
6,100,000	VMIG1(d)	Health Sciences Medical University, LOC-Wachovia Bank, 3.920%,
		1/4/07 (c)	6,100,000
3,300,000	Aa2(d)	Orders Realty Co. Inc. Project, LOC-Wachovia Bank, 3.970%, 1/4/07 (b)(c)	3,300,000
6,310,000	VMIG1(d)	Union, SC, Hospital District Healthcare Revenue, LOC-Wachovia Bank,
		3.970%, 1/4/07 (c)	6,310,000
4,800,000	VMIG1(d)	University of South Carolina, School of Medicine, Education Trust
		Healthcare Facilities, LOC-Wachovia Bank, 3.920%, 1/4/07 (c)	4,800,000

		Total South Carolina	162,164,545

Tennessee — 4.3%
		Blount County, TN:
9,000,000	VMIG1(d)	HEFA Board Revenue, Asbury Centers Inc. Project, LOC-SunTrust
		Bank, 3.920%, 1/3/07 (c)	9,000,000
2,500,000	VMIG1(d)	Public Building Authority, Local Government Public Improvement,
		Series A-1G, AMBAC-Insured, LOC-KBC Bank & Landesbank
		Baden-Wuerttemberg, 4.000%, 1/2/07 (c)	2,500,000
9,400,000	VMIG1(d)	Chattanooga, TN, IDB Revenue, YMCA Metropolitan Chattanooga Project,
		LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	9,400,000
		Clarksville, TN, PBA:
18,200,000	VMIG1(d)	LOC-SunTrust Bank, 3.920%, 1/4/07 (c)	18,200,000
55,000	VMIG1(d)	Tennessee Municipal Bond Fund, LOC-Bank of America, 3.900%, 1/4/07 (c)	55,000
4,400,000	VMIG1(d)	Covington, TN, IDR, Charms Co. Project, LOC-Bank of America, 4.020%,
		1/3/07 (b)(c)	4,400,000
10,000,000	A-1+	Franklin County, TN, HEFA, University of the South Project, LOC-SunTrust
		Bank, 3.920%, 1/3/07 (c)	10,000,000
15,065,000	VMIG1(d)	Jackson, TN, Energy Authority, Water Systems Revenue, FSA-Insured, LIQ-
		SunTrust Bank, 3.910%, 1/3/07 (c)	15,065,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Face Amount	Rating‡	Security	Value

Tennessee — 4.3% (continued)
$7,900,000	VMIG1(d)	Jefferson County, TN, Health and Education Facilities, Carson Newman
		College, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	$7,900,000
2,220,000	VMIG1(d)	Knox County, TN, IDB, YMCA of East Tennessee Inc. Project, LOC-
		SunTrust Bank, 3.920%, 1/3/07 (c)	2,220,000
12,990,000	A-1+	Memphis, TN, Center City Financing Corp., MFH, Series 1220, PART, SPA-
		Merrill Lynch Capital Services Inc., 3.960%, 1/4/07 (c)	12,990,000
		Metropolitan Government Nashville & Davidson County, TN:
20,000,000	NR	GO, TECP, 3.580% due 1/12/07	20,000,000
		Health & Educational Facilities Board, Revenue:
16,965,000	VMIG1(d)	Educational Facilities, Belmont University Project, LOC-SunTrust
		Bank, 3.910%, 1/3/07 (c)	16,965,000
10,000,000	VMIG1(d)	Housing, Hickory Creek Apartments Project, LOC-Fifth Third Bank,
		4.030%, 1/5/07 (c)	10,000,000
9,815,000	A-1+	HEFA, Refunding, Richland Place Inc. Project, LOC-SunTrust Bank,
		3.920%, 1/3/07 (c)	9,815,000
		IDB:
6,100,000	A-1+	Country Music Hall of Fame, LOC-Bank of America, 3.930%,
		1/4/07 (c)	6,100,000
4,600,000	VMIG1(d)	Revenue,Trevecca Nazarene University Project, LOC-SunTrust
		Bank, 3.920%, 1/3/07 (c)	4,600,000
		TECP, Vanderbilt University, Series 4A:
5,500,000	NR	3.600% due 1/5/07	5,500,000
11,510,000	NR	3.520% due 1/8/07	11,510,000
9,340,000	NR	3.530% due 1/10/07	9,340,000
5,430,000	NR	3.520% due 2/7/07	5,430,000
7,900,000	NR	3.500% due 3/1/07	7,900,000
8,000,000	NR	3.500% due 3/6/07	8,000,000
		Montgomery County, TN, Public Building Authority:
3,855,000	A-1+	Pooled Financing, Tennessee County Loan Pool, LOC-Bank of America,
		3.900%, 1/4/07 (c)	3,855,000
1,595,000	VMIG1(d)	Revenue, Tennessee County Loan Pool, LOC-Bank of America, 3.900%,
		1/4/07 (c)	1,595,000
		Sevier County, TN, Public Building Authority:
200,000	VMIG1(d)	Government Public Improvement IV-E-5, AMBAC-Insured, 4.000%,
		1/2/07 (c)	200,000
		Local Government Improvement:
2,690,000	VMIG1(d)	Series A-3, AMBAC-Insured, SPA-KBC Bank, 3.940%, 1/4/07 (c)	2,690,000
5,480,000	VMIG1(d)	Series II-C-1, AMBAC-Insured, SPA-KBC Bank, 3.940%, 1/4/07 (c)	5,480,000
3,155,000	VMIG1(d)	Series II-D-2, AMBAC-Insured, SPA-KBC Bank, 3.940%, 1/4/07 (c)	3,155,000
		Series II-E-1, AMBAC-Insured, LIQ-KBC Bank:
6,795,000	VMIG1(d)	3.940%, 1/4/07 (c)	6,795,000
2,800,000	VMIG1(d)	3.940%, 1/4/07 (c)	2,800,000
1,500,000	VMIG1(d)	Series III-A-3, AMBAC-Insured, SPA-Landesbank Hessen-
		Thuringen, 3.940%, 1/4/07 (c)	1,500,000
4,490,000	VMIG1(d)	Series III-B-2, AMBAC-Insured, SPA-Landesbank Hessen-
		Thuringen, 3.940%, 1/4/07 (c)	4,490,000
4,530,000	VMIG1(d)	Series III-D-3, AMBAC-Insured, SPA-Landesbank Hessen-
		Thuringen, 3.940%, 1/4/07 (c)	4,530,000
5,000,000	VMIG1(d)	Series III-E-2, AMBAC-Insured, SPA-Landesbank Hessen-
		Thuringen, 3.940%, 1/4/07 (c)	5,000,000
3,200,000	VMIG1(d)	Series III-G-1, AMBAC-Insured, SPA-Landesbank Hessen-
		Thuringen, 3.940%, 1/4/07 (c)	3,200,000
400,000	VMIG1(d)	Series IV-1, FSA-Insured, SPA-JPMorgan Chase, 4.000%, 1/2/07 (c)	400,000
200,000	VMIG1(d)	Series IV-2, FSA-Insured, SPA-JPMorgan Chase, 4.000%, 1/2/07 (c)	200,000
900,000	VMIG1(d)	Series IV-B-4, FSA-Insured, SPA-JPMorgan Chase, 4.000%, 1/2/07 (c)	900,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face
Amount	Rating‡	Security	Value

Tennessee — 4.3% (continued)
$880,000	VMIG1(d)	Series IV-E-3, AMBAC-Insured, SPA-JPMorgan Chase, 4.000%,
		1/2/07 (c)	$880,000
1,600,000	VMIG1(d)	Series IV-H-2, AMBAC-Insured, SPA-JPMorgan Chase, 4.000%,
		1/2/07 (c)	1,600,000
1,500,000	VMIG1(d)	Series VI-C-5, AMBAC-Insured, SPA-Depfa Bank PLC, 4.000%,
		1/2/07 (c)	1,500,000
39,900,000	A-1+	Shelby County, TN, GO, Refunding, Series C, SPA-Dexia Credit Local,
		3.910%, 1/4/07 (c)	39,900,000
24,200,000	F-1+(a)	Sullivan County, TN, Health Educational & Housing Facilities Board,
		Refunding, Wellmont Health Systems Project, LOC-Bank of America,
		3.910%, 1/4/07 (c)	24,200,000
		Sumner County, TN, School Cap Outlay Notes:
9,000,000	VMIG1(d)	Series A, LOC-SunTrust Bank, 3.910%, 1/3/07 (c)	9,000,000
11,100,000	VMIG1(d)	Series B, LOC-SunTrust Bank, 3.910%, 1/3/07 (c)	11,100,000

		Total Tennessee	341,860,000

Texas — 16.7%
		Austin, TX:
		Utilities System Revenue:
12,470,000	A-1	Series 498, PART, FSA-Insured, LIQ-Morgan Stanley, 3.950%,
		1/4/07 (c)	12,470,000
6,926,000	A-1+	TECP, JPMorgan Chase, State Street Bank & Trust, and Bayerische
		Landesbank, 3.500% due 1/3/07	6,926,000
		Water & Wastewater System Revenue:
3,020,000	A-1+	FSA-Insured, SPA-Landesbank Baden-Wurttemberg, 3.950%, 1/4/07 (c)	3,020,000
9,925,000	VMIG1(d)	MERLOT, Series LLL, PART, MBIA-Insured, SPA-Wachovia
		Bank, 3.950%, 1/3/07 (c)	9,925,000
15,590,000	A-1	MSTC, Series 9009, Class A, PART, FSA-Insured, LIQ-Bear
		Stearns, 3.940%, 1/3/07 (c)(e)	15,590,000
5,900,000	VMIG1(d)	PART, Munitops, Series 2000-10, MBIA-Insured, SPA-ABN
		AMRO, 3.940%, 1/4/07 (c)	5,900,000
		Bell County, TX, Health Facilities Development Corp. Revenue, Scott & White
		Memorial Hospital:
2,570,000	VMIG1(d)	HFA, Series 2001-2, MBIA-Insured, SPA-Westdeutsche Landesbank,
		4.000%, 1/2/07 (c)	2,570,000
150,000	VMIG1(d)	Series 2001-1, MBIA-Insured, SPA-JPMorgan Chase, 4.000%, 1/2/07 (c)	150,000
7,100,000	A-1+	Brazos, TX, Harbor Industrial Development Corp. Revenue, Refunding,
		BASF Corp. Project, 4.050%, 1/3/07 (c)	7,100,000
20,000,000	A-1+	Brazos River, TX, Harbor Navigation District, BASF Corp. Project, 4.100%,
		1/3/07 (b)(c)	20,000,000
26,100,000	A-1+	Carroll, TX, GO, ISD, PSFG, SPA-Bank of America, 3.920%, 1/4/07 (c)	26,100,000
		City of Garland, TX, GO, TECP, Series 2002, LIN-Depfa Bank Europe:
13,000,000	NR	3.500% due 2/2/07	13,000,000
5,000,000	NR	3.550% due 2/2/07	5,000,000
10,000,000	VMIG1(d)	Comal, TX, ISD, GO, Munitop, Series 1999-9, PART, PSFG-Insured, SPA-
		ABN AMRO, 3.940%, 1/4/07 (c)(e)	10,000,000
2,800,000	VMIG1(d)	Crawford, TX, IDR, Franklin Industrials, LOC-SunTrust Bank, 3.970%,
		1/3/07 (b)(c)	2,800,000
		Dallas, TX, Area Rapid Transit:
5,100,000	A-1+	3.500% due 2/1/07	5,100,000
2,500,000	NR	3.530% due 2/1/07	2,500,000
8,400,000	A-1+	3.520% due 2/2/07	8,400,000
35,595,000	A-1+	3.500% due 2/7/07	35,595,000
5,000,000	NR	3.500% due 2/9/07	5,000,000
20,000,000	NR	3.530% due 2/9/07	20,000,000
7,000,000	NR	3.500% due 2/15/07	7,000,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face
Amount	Rating‡	Security	Value

Texas — 16.7% (continued)
$26,000,000	NR	Senior Subordinated, Series 2001, TECP, LIQ-Landesbank Baden-
		Wurttemberg, 3.500% due 2/12/07	$26,000,000
8,000,000	VMIG1(d)	Dallas, TX, Water & Sewer, Munitop, Series 1998-19, PART, FSA-Insured,
		SPA-ABN AMRO, 3.960%, 1/4/07 (c)	8,000,000
		Dallas-Fort Worth, TX, International Airport:
14,900,000	VMIG1(d)	MERLOT, Series 2000-2, FGIC-Insured, SPA-Wachovia Bank, 4.000%,
		1/3/07 (b)(c)	14,900,000
6,900,000	A-1+	PART, MBIA-Insured, LIQ-Societe Generale, 3.970%, 1/3/07 (b)(c)	6,900,000
		El Paso, TX, TECP:
		Series A:
8,700,000	NR	3.500% due 1/2/07	8,700,000
1,000,000	NR	3.700% due 2/7/07	1,000,000
36,665,000	NR	3.500% due 3/2/07	36,665,000
		Series B, LIQ-Depfa Bank:
8,900,000	NR	3.500% due 1/2/07	8,900,000
9,775,000	NR	3.550% due 2/1/07	9,775,000
18,400,000	NR	3.550% due 2/6/07	18,400,000
1,500,000	NR	3.700% due 2/7/07	1,500,000
3,000,000	VMIG1(d)	Fort Bend, TX, ISD, GO, Munitop, Series 1999-6, PSFG-Insured, SPA-ABN
		AMRO, 3.940%, 1/4/07 (c)(e)	3,000,000
9,265,000	VMIG1(d)	Frisco, TX, ISD, GO, Munitop, Series 2003-31, PART, PSFG-Insured, SPA-
		LaSalle Bank, 3.960%, 1/4/07 (c)	9,265,000
		Grand Prairie, TX:
300,000	A-1+	HFA, MFH, Lincoln Property Co., 3.980%, 1/3/07 (c)	300,000
19,990,000	VMIG1(d)	ISD, GO, Munitop, Series 2000-20, PART, PSFG-Insured, SPA-ABN
		AMRO, 3.940%, 1/4/07 (c)	19,990,000
8,065,000	A-1+	Gulf Coast IDA, Marine Term Revenue, BP Amoco Oil Co. Project, 3.550%
		due 6/1/07 (g)	8,065,000
		Gulf Coast Waste Disposal Authority, TX:
5,000,000	AA+	Amoco Oil Co. Project, Water Pollution Control contract Revenue,
		3.700% due 1/15/07 (g)	5,000,000
9,200,000	VMIG1(d)	BP Amoco Oil Co. Project, 3.600% due 4/1/07 (g)	9,200,000
		Harris County, TX:
		Flood Control District, TECP, LOC-Landesbank Hessen-Thuringen:
5,175,000	NR	3.620% due 3/9/07	5,175,000
4,170,000	NR	3.550% due 3/15/07	4,170,000
45,000,000	SP-1+	GO, TAN, 4.500% due 2/28/07	45,067,298
		Health Facilities Development Corp. Revenue:
42,200,000	A-1+	Refunding, Methodist Hospital Systems, Series A, 3.990%, 1/2/07 (c)	42,200,000
8,000,000	A-1+	Special Facilities Revenue, Refunding, Texas Medical Center
		Projects, MBIA-Insured, SPA- JPMorgan Chase, 4.000%, 1/2/07 (c)	8,000,000
8,700,000	A-1+	St. Luke’s Episcopal Hospital, Series B, SPA-Northern Trust,
		Bayerische Landesbank, Bank of America, JPMorgan Chase,
		3.990%, 1/2/07 (c)	8,700,000
4,700,000	A-1+	Texas Medical Center Project, Series B, FSA-Insured, SPA-
		JPMorgan Chase, 4.000%, 1/2/07 (c)	4,700,000
5,500,000	VMIG1(d)	YMCA of Greater Houston Area, LOC-JPMorgan Chase, 4.000%,
		1/2/07 (c)	5,500,000
8,000,000	F-1+(a)	HFDC of Central Texas Inc., TX, Retirement Facilities Revenue, Series B,
		LOC-BNP Paribas, 3.920%, 1/4/07 (c)	8,000,000
		Houston, TX:
		Airport Systems PART:
4,685,000	VMIG1(d)	MERLOT, Series B0-4, FSA-Insured, LIQ-Wachovia Bank, 4.000%,
		1/3/07 (b)(c)	4,685,000
2,995,000	VMIG1(d)	Series 845-X, FSA-Insured, LIQ-Morgan Stanley, 3.950%, 1/4/07 (c)	2,995,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face
Amount	Rating‡	Security	Value

Texas — 16.7% (continued)
		GO, TECP:
$15,300,000	NR	Series A, LIQ-Dexia Credit Local, Landesbank Hessen-Thuringen,
		3.530% due 1/11/07	$15,300,000
		Series D, LIQ-Depfa Bank PLC:
7,000,000	NR	3.530% due 1/10/07	7,000,000
10,000,000	NR	3.500% due 3/6/07	10,000,000
16,250,000	NR	3.500% due 3/7/07	16,250,000
10,000,000	NR	3.580% due 3/7/07	10,000,000
		Higher Education Finance Corp.:
9,610,000	A-1+	Higher Education Revenue, Refunding, William Marsh Rice
		University Project, Series A, SPA-JPMorgan Chase, 3.900%,
		1/3/07 (c)	9,610,000
		Rice University TECP, Series A:
5,000,000	NR	3.580% due 1/12/07	5,000,000
5,500,000	NR	3.520% due 2/7/07	5,500,000
		ISD, GO:
1,500,000	VMIG1(d)	Munitops, Series 2000-2011, PART, PSFG, SPA-ABN AMRO,
		3.960%, 1/4/07 (c)	1,500,000
7,320,000	A-1+	PART, Series-PA-466, PSFG, LIQ-Merrill Lynch, 3.950%, 1/4/07 (c)	7,320,000
5,925,000	A-1+	Sports Authority Special Revenue, Series C, MBIA-Insured, SPA-
		JPMorgan Chase, 3.980%, 1/4/07 (c)	5,925,000
		TECP, Series A:
12,500,000	NR	3.530% due 2/2/07	12,500,000
11,500,000	NR	3.550% due 2/9/07	11,500,000
33,000,000	SP-1+	TRAN, 4.500% due 6/29/07	33,123,509
45,000,000	NR	Utility System Revenue, 3.550% due 2/12/07	45,000,000
6,300,000	A-1	Jewett, TX, EDC, IDR, Nucor Project, 4.000%, 1/3/07 (b)(c)	6,300,000
		Katy, TX, ISD:
8,300,000	A-1+	GO, PSFG, SPA-Bank of America, 3.920%, 1/4/07 (c)	8,300,000
3,000,000	A-1+	School Building, Series C, 3.920%, 1/4/07 (c)	3,000,000
10,290,000	VMIG1(d)	Lewisville, TX, ISD, Munitops, GO, Series 2001-9, PART, PSFG-Insured,
		SPA-ABN AMRO, 3.960%, 1/4/07 (c)(e)	10,290,000
6,005,000	VMIG1(d)	North Harris, TX, Montgomery Community College, FGIC-Insured, SPA-
		Westdeutsche Landesbank, 3.920%, 1/4/07 (c)	6,005,000
17,000,000	VMIG1(d)	North Texas Higher Education Authority, Student Loan, Series B, LOC-Bank
		of America & Dexia Credit Local, 3.970%, 1/3/07 (b)(c)	17,000,000
		North Texas Tollway Authority, Dallas North Thruway Systems Authority:
		Series B, FSA-Insured, SPA-Lloyds Bank PLC:
8,000,000	A-1+	3.900%, 1/3/07 (c)	8,000,000
3,300,000	A-1+	3.900%, 1/3/07 (c)	3,300,000
35,020,000	A-1+	Series C, FGIC-Insured, SPA-Depfa Bank PLC, 3.900%, 1/3/07 (c)	35,020,000
10,000,000	A-1+	Northern Texas Higher Education Authority Student Loan Revenue, Series A,
		LOC-Lloyds Bank PLC, 3.980%, 1/3/07 (b)(c)	10,000,000
		Pasadena, TX, ISD, GO:
15,525,000	VMIG1(d)	PSFG, Series A, SPA-Bank of America, 3.920%, 1/4/07 (c)	15,525,000
24,670,000	VMIG1(d)	Series B, FSA-Insured, LIQ-Bank of America, 3.920%, 1/4/07 (c)	24,670,000
15,000,000	A-1+	Port Arthur, TX, Navigation District, BASF Corp. Project, Series A, 4.050%,
		1/3/07 (b)(c)	15,000,000
11,215,000	A-1+	Round Rock, TX, ISD, GO, MSTC, Series SGA-133, PART, PSFG, LIQ-
		Societe Generale, 3.940%, 1/3/07 (c)	11,215,000
		San Antonio, TX:
24,777,000	VMIG1(d)	Electric & Gas Munitops, Series 1998-22, PART, MBIA-Insured, SPA-
		ABN AMRO, 4.060%, 1/4/07 (c)	24,777,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Texas — 16.7% (continued)
		Electric and Gas TECP, Series A, LIN-Bank of America, State Street Bank
		Trust & Co.:
$32,300,000	A-1+	3.530% due 1/9/07	$32,300,000
26,750,000	A-1+	3.550% due 2/14/07	26,750,000
		Water Systems, Series A, TECP, LIQ-Bank of America:
8,125,000	A-1+	3.530% due 1/10/07	8,125,000
11,200,000	A-1+	3.530% due 1/16/07	11,200,000
5,150,000	VMIG1(d)	Southeast Texas, HFC, MFH, Oaks of Hitchcock Apartments, LOC-General
		Electric, 3.960%, 1/4/07 (b)(c)	5,150,000
15,700,000	A-1+	Spring Branch, TX, ISD, GO, Ltd. Tax Schoolhouse, PSFG-Insured, SPA-
		Bank of America, 3.910%, 1/4/07 (c)	15,700,000
4,030,000	Aa2(d)	Sulphur Springs, TX, IDR, CMH Manufacturing, Inc. Project, LOC-U.S.
		Bank, 4.020%, 1/4/07 (b)(c)	4,030,000
9,935,000	F-1+(a)	Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement
		Facility, Refunding, Northwest Senior Edgemere Project, Series B, LOC-
		Lasalle Bank NA, 3.910%, 1/4/07 (c)	9,935,000
		Texas State Department of Housing & Community Affairs:
10,865,000	A-1+	MFH, NHP Foundation, FHLMC, 3.950%, 1/3/07 (c)	10,865,000
13,900,000	A-1+	Single Family Revenue, Refunding, Series B, FSA-Insured, SPA-Depfa
		Bank PLC, 3.980%, 1/3/07 (b)(c)	13,900,000
		Texas State, GO:
		Veterans Housing Assistance:
2,550,000	A-1+	Land Series A, SPA-Depfa Bank PLC, 3.950%, 1/3/07 (b)(c)	2,550,000
20,510,000	A-1+	Series II-A, LIQ-Dexia Credit Local, 3.950%, 1/3/07 (c)	20,510,000
9,590,000	A-1+	Series II-B, SPA-Depfa Bank PLC, 3.950%, 1/3/07 (b)(c)	9,590,000
25,000,000	A-1+	Series II-C-2, SPA-Depfa Bank PLC, 3.950%, 1/3/07 (b)(c)	25,000,000
17,280,000	A-1+	Series IIB, SPA-Landesbank Hessen-Thuringen, 3.970%, 1/3/07 (b)(c)	17,280,000
5,090,000	A-1+	Veterans Land, SPA-Depfa Bank PLC, 3.900%, 1/3/07 (b)(c)	5,090,000
		Texas State, PFA, TECP:
25,285,000	A-1+	3.580% due 3/8/07	25,285,000
13,000,000	A-1+	Series 2002A, 3.530% due 1/16/07	13,000,000
95,600,000	SP-1+	Texas State, TRAN, GO, 4.500% due 8/31/07	96,174,785
12,150,000	VMIG1(d)	Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother
		Frances Hospital, Series B, LOC-Bank of America, 3.900%, 1/4/07 (c)	12,150,000
8,047,750	VMIG1(d)	Wallis, TX, Higher Education Facilities Corp., St. Mark’s Episcopal School,
		LOC-JPMorgan Chase, 3.980%, 1/4/07 (c)	8,047,750

		Total Texas	1,325,461,342

Utah — 1.3%
2,500,000	A-1	Emery County, UT, PCR, Refunding, Pacificorp Projects, AMBAC-Insured,
		SPA-Bank of Nova Scotia, 4.000%, 1/2/07 (c)	2,500,000
11,900,000	NR	Intermountain Power Agency Utilities, TECP, Series 2009E, AMBAC-
		Insured, SPA-JPMorgan Chase, 3.520% due 3/6/07	11,900,000
		Murray City, UT, Hospital Revenue, IHC Health Services Inc.:
7,100,000	A-1+	Series B, 3.950%, 1/4/07 (c)	7,100,000
4,600,000	A-1+	Series B, SPA-JPMorgan Chase, 4.000%, 1/2/07 (c)	4,600,000
		Utah County, UT, Hospital Revenue, IHC Health Services Inc.:
3,000,000	A-1+	Series B, SPA-Westdeutsche Landesbank, 3.950%, 1/4/07 (c)	3,000,000
59,500,000	A-1+	Series C, SPA-Westdeutsche Landesbank, 3.890%, 1/4/07 (c)	59,500,000
		Weber County, UT, Hospital Revenue, IHC Health Services Inc.:
520,000	A-1+	Series A, SPA-Landesbank Hessen-Thuringen, 3.950%, 1/2/07 (c)	520,000
15,400,000	A-1+	Series C, SPA-Landesbank Hessen-Thuringen, 4.000%, 1/2/07 (c)	15,400,000

		Total Utah	104,520,000

Virginia — 0.5%
3,900,000	A-1+	Chesapeake, VA, Hospital Authority Facilities Revenue, Chesapeake General
		Hospital, Series A, LOC-SunTrust Bank, 3.920%, 1/3/07 (c)	3,900,000
10,280,000	A-1+	Fairfax County, VA, EDA Revenue, Refunding, Retirement Greenspring,
		Series B, LOC-Wachovia Bank N.A., 3.910%, 1/4/07 (c)	10,280,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Virginia — 0.5% (continued)
$3,000,000	A-1+	King George County, VA, Garnet of VA Inc., LOC-JPMorgan Chase,
		3.950%, 1/4/07 (b)(c)	$3,000,000
1,400,000	Aa2(d)	Mecklenburg, VA, IDA, Glaize and Brothers LLC, LOC-Wachovia Bank,
		4.020%, 1/4/07 (b)(c)	1,400,000
6,675,000	VMIG1(d)	Richmond, VA, IDA, Richmond SPCA Project, LOC-SunTrust Bank,
		3.920%, 1/3/07 (c)	6,675,000
3,065,000	VMIG1(d)	University of Virginia, University Revenue, Series 856 PART, LIQ-Morgan
		Stanley, 3.950%, 1/4/07 (c)	3,065,000
3,500,000	VMIG1(d)	Virginia Beach, VA, Development Authority, IMS Gear Project, LOC-
		Wachovia Bank, 3.970%, 1/4/07 (b)(c)	3,500,000
2,400,000	A-1+	Virginia Port Authority, Series SGA-111, PART, MBIA-Insured, LIQ-Societe
		Generale, 3.970%, 1/4/07 (c)	2,400,000
1,780,000	Aa2(d)	Virginia Small Business Finance Authority, Ennstone Inc. Project, LOC-
		Wachovia Bank, 3.970%, 1/4/07 (b)(c)	1,780,000

		Total Virginia	36,000,000

Washington — 1.4%
		Everett, WA, IDC:
3,200,000	A-1+	Kimberly-Clark Corp. Project, 4.000%, 1/3/07 (b)(c)	3,200,000
5,680,000	A-1+	King County, WA, Housing Authority, Overlake Project, LOC-Bank of
		America, 3.950%, 1/4/07 (b)(c)	5,680,000
1,745,000	A-1+	Olympia, WA, EDA, Spring Air Northwest ProjectLOC-U.S. Bank,
		4.020%, 1/4/07 (b)(c)	1,745,000
		Washington State, GO:
14,265,000	A-1	MSTC, PART, Series 2001-149, Class A, LIQ-Bear Stearns, 3.940%,
		1/3/07 (c)(e)	14,265,000
14,155,000	VMIG1(d)	Series 2001-6, PART, MBIA-Insured, SPA-LaSalle Bank, 3.960%,
		1/4/07 (c)	14,155,000
5,500,000	A-1+	Washington State EDA, Solid Waste Disposal Revenue, Waste Management
		Project, Series C, LOC-Bank of America, 3.990%, 1/3/07 (b)(c)	5,500,000
17,400,000	A-1+	Washington State Health Care Facilities Authority Revenue, Catholic Health,
		Series B, SPA-JPMorgan Chase, 3.950%, 1/3/07 (c)	17,400,000
		Washington State HFC:
		MFH, Revenue:
5,165,000	VMIG1(d)	Olympic Heights Apartments, LOC-FNMA, 3.920%, 1/4/07 (c)	5,165,000
2,880,000	VMIG1(d)	Valley View Apartments Project, LIQ-FNMA, 3.920%, 1/4/07 (c)	2,880,000
7,500,000	VMIG1(d)	Vintage Mountain Vernon Project, Series A, LIQ-FNMA, 3.970%,
		1/4/07 (b)(c)	7,500,000
100,000	VMIG1(d)	Nonprofit Housing Revenue, Rockwood Retirement Program, Series A,
		LOC-Wells Fargo Bank NA, 4.040%, 1/2/07 (c)	100,000
10,000,000	VMIG1(d)	Single Family Program, Series VR-2A, GNMA/FNMA/FHLMC-Insured,
		LIQ-State Street Bank Trust & Co., 3.980%, 1/4/07 (b)(c)	10,000,000
		Washington State, HFA, MFH:
3,400,000	A-1+	Heatherwood Apartments Project, Series A, LOC-U.S. Bank, 4.030%,
		1/2/07 (b)(c)	3,400,000
1,000,000	A-1+	Mill Pointe Apartments Project, Series A, LOC-U.S. Bank, 4.030%,
		1/2/07 (b)(c)	1,000,000
7,805,000	A-1+	Regency Park Apartments Project, Series A, LOC-U.S. Bank, 4.030%,
		1/2/07 (b)(c)	7,805,000
3,550,000	A-1+	Summer Ridge Apartments Project, Series A, LOC-U.S. Bank, 4.030%,
		1/2/07 (b)(c)	3,550,000
		Yakima County, WA, Public Corp.:
3,700,000	P-1(d)	Can-Am Milwork Ltd. Project, LOC-Toronto Dominion Bank, 4.080%,
		1/3/07 (b)(c)	3,700,000
2,000,000	NR	Longview Fibre Co. Project, LOC-Bank of America, 4.070%, 1/3/07
		(b)(c)	2,000,000

		Total Washington	109,045,000

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

West Virginia — 0.0%
$900,000	A-1+	Marion County, WV, Solid Waste Disposal Facilities, Granttown Project,
		Series D, LOC-Royal Bank of Scotland, 4.000%, 1/3/07 (b)(c)	$900,000
1,730,000	NR	Putnam County, WV, Solid Waste Disposal, FMC Corp., LOC-Wachovia
		Bank, 4.070%, 1/4/07 (b)(c)	1,730,000

		Total West Virginia	2,630,000

Wisconsin — 1.9%
10,850,000	A-1+	University of Wisconsin, Hospitals and Clinics Authority Revenue, MBIA-
		Insured, LIQ-U.S. Bank, 3.900%, 1/3/07 (c)	10,850,000
		Wisconsin Center District, WI, Tax Revenue:
14,455,000	AAA	MSTC, Series 1999-70, Class A, PART, FSA-Insured, LIQ-Bear Stearns,
		3.940%, 1/3/07 (c)(e)	14,455,000
7,000,000	VMIG1(d)	Series A, LOC-U.S. Bank, 3.900%, 1/3/07 (c)	7,000,000
		Wisconsin HEFA:
4,665,000	A-1	AMBAC-Insured, SPA-Morgan Stanley, 3.910%, 1/4/07 (c)	4,665,000
21,265,000	A-1	Froedtert and Community Health, Series C, AMBAC-Insured, SPA-
		Morgan Stanley, 3.910%, 1/4/07 (c)	21,265,000
		Wisconsin Housing & EDA Home Ownership Revenue:
4,095,000	A-1+	Series B, SPA-State Street Bank Trust & Co., 3.950%, 1/3/07 (b)(c)	4,095,000
8,350,000	A-1+	Series C, SPA-FHLB, 3.900%, 1/3/07 (c)	8,350,000
8,000,000	A-1+	Series E, SPA-FHLB, 3.950%, 1/3/07 (b)(c)	8,000,000
20,465,000	A-1+	Series I, FSA-Insured, SPA-Dexia Credit Local, 3.980%, 1/3/07 (b)(c)	20,465,000
15,000,000	NR	Wisconsin State, 3.600% due 1/16/07	15,000,000
13,510,000	A-1+	Wisconsin State GO, TECP, Series 2002A, 3.530% due 1/2/07	13,510,000
		Wisconsin State HEFA Revenue:
3,630,000	VMIG1(d)	Amery Regional Medical Center Inc., Series A, LOC-Fifth Third Bank,
		3.980%, 1/3/07 (c)	3,630,000
		Gundersen Lutheran:
5,000,000	A-1+	Series A, FSA-Insured, SPA-Dexia Public Finance Bank, 4.000%,
		1/2/07 (c)	5,000,000
2,000,000	A-1+	Series B, FSA-Insured, 4.000%, 1/2/07 (c)	2,000,000
15,000,000	VMIG1(d)	Indian Community School of Milwakee, LOC-JPMorgan Chase, 3.950%,
		1/3/07 (c)	15,000,000

		Total Wisconsin	153,285,000

		TOTAL INVESTMENTS — 99.8% (Cost — $7,896,417,369#)	7,896,417,369
		Other Assets in Excess of Liabilities — 0.2%	18,817,300

		TOTAL NET ASSETS — 100.0%	$7,915,234,669

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Fitch Ratings Service.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(c)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(d)	Rating by Moody’s Investors Service.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(f)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(g)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2006.
#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
BAN - Bond Anticipation Notes
CDA - Community Development Authority
CDS - Central School Distict
COP - Certificate of Participation
DFA - Development Finance Agency
EDA - Economic Development Authority
EDC - Economic Development Corporation
EDR - Economic Development Revenue
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance
GNMA - Government National Mortgage Association
GO - General Obligation
HDA - Housing Development Agency
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
HFC - Housing Finance Commission
IDA - Industrial Development Authority
IDB - Industrial Development Board
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
IFA - Industrial Finance Agency
IFC - Industrial Finance Corporation
ISD - Independent School District
LIN - Line of Credit
LIQ - Liquidity Facility
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MERLOT - Municipal Exempt Receipts Liquidity Optional Tender
MFH - Multi-Family Housing
MSTC - Municipal Securities Trust Certificates
PART - Partnership Structure
PCR - Pollution Control Revenue
PFA - Public Facilities Authority
PSFG - Permanent School Fund Guaranty
RAN - Revenue Anticipation Notes
SFH - Single Family Housing
SPA - Standby Bond Purchase Agreement
TAN - Tax Anticipation Notes
TECP - Tax Exempt Commercial Paper
TFA - Transitional Finance Authority
TRAN - Tax and Revenue Anticipation Notes

See Notes to Schedule of Investments.

Smith Barney Municipal Money Market Fund, Inc.

Schedule of Investments (unaudited) (continued)	December 31, 2006

Summary of Investments by Industry*

General Obligation	17.4%
Hospitals	16.6
Education	11.9
Transportation	10.1
Miscellaneous	7.6
Industrial Development	6.9
Water and Sewer	5.7
Housing: Multi-Family	4.5
Utilities	4.1
Life Care Systems	3.5
Public Facilities	3.0
Finance	2.7
Housing: Single-Family	1.9
Savings & Loans	1.2
Pollution Control	0.9
Tax Allocation	0.8
Solid Waste	0.6
Government Facilities	0.4
Escrowed to Maturity	0.2
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of December 31, 2006 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—The “AA” rating may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the rating category.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to the “Aa” rating where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Fitch Ratings Service (“Fitch”)—The “AA” rating may be modified by the addition of a plus (+) or minus
(–) sign to show relative standings within the rating category.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.

MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Municipal Money Market Fund, Inc. (the “Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule
2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Municipal Money Market Fund, Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

 Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: February 28, 2007

CERTIFICATIONS

I, R. Jay Gerken, certify that:

1.	I have reviewed this report on Form N-Q of Smith Barney Municipal Money Market Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	February 28, 2007	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

I, Robert J. Brault, certify that:

1.	I have reviewed this report on Form N-Q of Smith Barney Municipal Money Market Fund, Inc.;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date:	February 28, 2007	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer